As filed with the Securities and Exchange Commission on December 30, 1998
                                               Securities Act File No. 33-68666
                                       Investment Company Act File No. 811-8004

                         SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549


                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
              Pre-Effective Amendment No.
              Post-Effective Amendment No.  14                           X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
              Amendment No.  16                                          X

                                ALLEGHANY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             171 North Clark Street,
                             Chicago, Illinois 60610
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (312) 223-2139

Name and Address of Agent for Service:            Copies to:
Kenneth C. Anderson, President                    Arthur Simon, Esq.
Alleghany Funds                                   Sonnenschein Nath & Rosenthal
171 North Clark Street                            8000 Sears Tower
Chicago, Illinois 60610                           Chicago, Illinois 60606-6404

        It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b);or on ________ pursuant to paragraph (b);or
         X 60 days after filing pursuant to paragraph (a)(1);or on ________ pursuant to paragraph (a)(1);or 75 days after filing pursuant to paragraph (a)(2);or on ________ pursuant to paragraph (a)(2) of Rule 485


The Registrant will file a Rule 24f-2 Notice for its fiscal year ended October 31, 1998 on or before January 29, 1999.

                                 ALLEGHANY FUNDS
                                    FORM N-1A

                              CROSS REFERENCE SHEET
                            PURSUANT TO RULE 495 (a)


Part A.
Item No.                                          Prospectus Caption


1.     Front and Back Cover Pages                 Front Cover; Back Cover

2.     Risk/Return Summary: Investments,          Fund Summaries:  Investment
       Risks, and Performance                     Objectives, Principal
                                                  Investment Strategies and
                                                  Risks

3.     Risk/Return Summary: Fee Table             Fund Summaries:  Expense
                                                  Information

4.     Investment Objectives, Principal           Fund Summaries:  Investment
       Investment Strategies, and Related Risks   Ojectives, Principal
                                                  Investment Strategies and
                                                  Risks

5      Management's Discussion of Fund            Not Applicable
       Performance

6.     Management, Organization, and              Back Cover; Management of the
       Capital Structure                          Funds:  Investment Advisers

7.     Shareholder Information                    Shareowner Information:Opening
                                                  an Account - Buying Shares;
                                                  Exchanging Shares; Transaction
                                                  Policies; Account Policies and
                                                  Dividends; Additional Investor
                                                  Services; Portfolio
                                                  Transactions and
                                                  Brokerage Commissions;
                                                  Dividends, Distributions and
                                                  Taxes


8.     Distribution Arrangements                  Shareowner Information:
                                                  Distribution Plan

9.     Financial Highlights Information           Financial Highlights







Part B.                                            Statement of Additional
Item No.                                           Information Caption


10.    Cover Page and Table of Contents            Cover Page; Table of Contents

11.    Fund History                                The Funds

12.    Description of the Fund and Its             Investment Policies and Risk
       Investments and Risks                       Considerations; Investment
                                                   Restrictions

13.    Management of the Fund                      Trustees and Officers

14.    Control Persons and Principal Holders       Principal Holders of
       of Securities                               Securities

 15.   Investment Advisory and Other Services      Investment Advisory and Other
                                                   Services: Investment Advisory
                                                   Agreements; Sub-Investment
                                                   Advisory Agreements; The
                                                   Administrator and Sub-
                                                   Administrator

16.    Brokerage Allocation and Other Practices    Portfolio Transactions and
                                                   Brokerage Commissions

17.    Capital Stock and Other Securities          Other Information

18.    Purchase, Redemption and Pricing of         Portfolio Transactions and
       Shares                                      Brokerage Commissions

 19.   Taxation of the Fund                        Taxes

20.    Underwriters                                Trustees and Officers

 21.   Calculation of Performance Data             Performance Information

 22.   Financial Statements                        Not Applicable



                                 ALLEGHANY FUNDS

                                   Prospectus

                                February 28, 1999



                                  Equity Funds

                                    Large-Cap
                     Alleghany/Montag & Caldwell Growth Fund
                  Alleghany/Chicago Trust Growth & Income Fund

                                     Mid-Cap
                       Alleghany/Chicago Trust Talon Fund

                                    Small-Cap
                  Alleghany/Chicago Trust Small Cap Value Fund
                    Alleghany/Veredus Aggressive Growth Fund


                                 Balanced Funds
                    Alleghany/Montag & Caldwell Balanced Fund
                      Alleghany/Chicago Trust Balanced Fund


                               Fixed Income Funds
                        Alleghany/Chicago Trust Bond Fund
                   Alleghany/Chicago Trust Municipal Bond Fund


                                Money Market Fund
                    Alleghany/Chicago Trust Money Market Fund





     The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

                                                             Definitions

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

"Bottom-up" - An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

Diversification - The practice of investing in a broad range of securities to reduce risk.

Expense ratio - A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

Investment objective - The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

Issuer - The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

Management fee - The amount that a mutual fund pays to the investment adviser for its services.

Mutual fund - An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

Net asset value - The per share value of a mutual fund, found by subtracting the
fund's   liabilities   from  its  assets  and  dividing  the  number  of  shares
outstanding. Mutual funds calculate their NAVs at least once a day.

No-load fund - A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

Risk/reward trade-off - The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

Total return - A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

"Top-down" - An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.

12b-1 fee - A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus.

Yield - A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

                                Table of Contents

     [SIDEBAR: Thank you for your interest in Alleghany Funds. Our diversified family of no-load funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, homebuying or college funding for your children. Please read this prospectus carefully and keep it for future reference.]

                                                                    Page

Fund Summaries
     Investment Objectives, Principal Investment Strategies and Risks
         Equity Funds
              Large-Cap
                  Alleghany/Montag & Caldwell Growth Fund
                  Alleghany/Chicago Trust Growth & Income Fund
              Mid-Cap
                  Alleghany/Chicago Trust Talon Fund
              Small-Cap
                  Alleghany/Chicago Trust Small Cap Value Fund
                  Alleghany/Veredus Aggressive Growth Fund
         Balanced Funds
                  Alleghany/Montag & Caldwell Balanced Fund
                  Alleghany/Chicago Trust Balanced Fund
         Fixed Income Funds
                  Alleghany/Chicago Trust Bond Fund
                  Alleghany/Chicago Trust Municipal Bond Fund
         Money Market Fund
                  Alleghany/Chicago Trust Money Market Fund
     Expense Information
More About Alleghany Funds
     Risk Summary
     Other Investment Strategies
Management of the Funds
     Investment Advisers
         The Chicago Trust Company
         Montag & Caldwell, Inc.
         Veredus Asset Management, LLC.
Shareowner Information
     Opening an Account - Buying Shares
     Exchanging Shares
     Selling/Redeeming Shares
     Transaction Policies
     Account Policies and Dividends
     Additional Investor Services
     Portfolio Transactions and Brokerage Commissions
     Distribution Plan
Dividends, Distributions and Taxes
Financial Highlights
General Information

Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).

                                                             Equity Funds


         WHO MAY WANT TO INVEST IN EQUITY FUNDS

Equity funds may be appropriate if you:
               have a long-term investment goal (5 years or more) can accept higher short-term risk in return for higher long-term return potential want to diversify your investments
Equity funds may not be appropriate if you want:
               a stable share price
               a short-term investment
               regular income

Equity funds invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

No single equity fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program.

TYPES OF EQUITY SECURITIES

Small-cap stocks are stocks issued by smaller companies. Alleghany Funds defines a small-cap company as one with a market capitalization of less than $1 billion, which is the same as the Russell 2000 Index. The Russell 2000 is a widely recognized, unmanaged index of common stocks of the 2,000 smallest companies in the U.S.

Mid-cap stocks are stocks issued by mid-sized companies. Alleghany Funds defines a mid-cap company as one with a market capitalization between $1 billion and $5 billion, which is similar to the range of the Standard & Poor's MidCap 400 Index (S&P 400). The S&P 400 is a widely recognized, unmanaged index of common stocks whose capitalizations are between $1 and $4 billion.

Large-cap stocks are stocks issued by large companies. Alleghany Funds defines a large-cap company as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.

INVESTMENT STYLES

Growth investing involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

Value investing involves buying stocks that are out of favor and/or undervalued compared to their peers. Generally, value stock valuation levels are lower than growth stocks.

                                                            Large Cap Funds

Alleghany/Montag & Caldwell Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

Principal Investment Strategies

The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that: have a strong history of earnings growth are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth have strong balance sheets have a sustainable competitive advantage are currently, or have the potential to become, industry leaders have the potential to outperform during market downturns

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. If an investor must sell shares when the fund price is down, he/she could lose money over short periods, and perhaps over longer periods during extended market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, a fund's performance may suffer.

Manager risk: If a fund manager makes errors in security selection, the fund may underperform the stock market or its peers. Also, the fund could fail to meet its investment objective.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the short-term up and down performance swings that funds experience as well as the long-term potential rewards.

Calendar Year Total Return

-------------------- -------------------- -------------------- -------------------- -----------------
1994*                1995                 1996                 1997                 1998
-------------------- -------------------- -------------------- -------------------- -----------------
-------------------- -------------------- -------------------- -------------------- -----------------
(2.25)%              38.68%               32.72%               31.85%
-------------------- -------------------- -------------------- -------------------- -----------------

Best quarter: 6/97  21.25%    Worst quarter: 9/98  (14.27)%

The following table indicates how the Fund's average annual returns for different calendar periods compare to the returns of the Lipper Growth Fund Index.

Average Annual Total Return
(For the periods ended December 31, 1998)

------------------------------------------------ ---------------------------- -----------------------------
                                                 1 year                       Since Inception*
------------------------------------------------ ---------------------------- -----------------------------
------------------------------------------------ ---------------------------- -----------------------------
Alleghany/Montag & Caldwell Growth Fund
------------------------------------------------ ---------------------------- -----------------------------
------------------------------------------------ ---------------------------- -----------------------------
Lipper Growth Fund Index
------------------------------------------------ ---------------------------- -----------------------------

*Fund's Inception: November 2, 1994


As  with  all  mutual  funds,   past   performance  does  not  guarantee  future
performance.

                  Alleghany/Chicago Trust Growth & Income Fund

Investment Objective

The Fund seeks long-term total return through a combination of capital appreciation and current income by investing primarily in a combination of stocks and bonds.

Principal Investment Strategies

The portfolio manager uses a bottom-up approach and invests in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen. The portfolio manager then identifies stocks of companies with the following characteristics compared to S&P 500 averages:
      higher sales and operating earnings growth more stable earnings growth rates lower debt-to-capital ratio higher return on equity market capitalization over $1 billion

The portfolio manager also considers the quality of company management and the strength of the company's position among its competitors. In addition, the portfolio manager assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. If an investor must sell shares when the fund price is down, he/she could lose money over short periods, and perhaps over longer periods during extended market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, the fund's performance may suffer.

Manager risk: If a fund manager makes errors in security selection, the fund may underperform the stock market or its peers. Also, the fund could fail to meet its investment objective.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the short-term up and down performance swings that funds experience as well as the long-term potential rewards.

Calendar Year Total Return

----------------- ---------------- ----------------- ---------------- ---------------- ----------------
1993*             1994             1995              1996             1997             1998
----------------- ---------------- ----------------- ---------------- ---------------- ----------------
----------------- ---------------- ----------------- ---------------- ---------------- ----------------
1.43%             0.50%            35.55%            25.40%           26.74%
----------------- ---------------- ----------------- ---------------- ---------------- ----------------

Best quarter: 6/97  20.48%    Worst quarter: 9/98  (9.03)%

The following table indicates how the Fund's average annual returns for different calendar periods compare to the returns of the Lipper Growth & income Fund Index.

Average Annual Total Return
(For the periods ended December 31, 1998)

-------------------------------------------------------- ----------------------- ----------------------- -----------------------
                                                         1 year                  5 years                 Since Inception*
-------------------------------------------------------- ----------------------- ----------------------- -----------------------
-------------------------------------------------------- ----------------------- ----------------------- -----------------------
Alleghany/Chicago Trust Growth & Income Fund
-------------------------------------------------------- ----------------------- ----------------------- -----------------------
-------------------------------------------------------- ----------------------- ----------------------- -----------------------
Lipper Growth & Income Fund Index
-------------------------------------------------------- ----------------------- ----------------------- -----------------------

*Fund's Inception: December 13, 1993


As with all mutual funds, past performance is not an indication of future performance.

                                                             Mid-Cap Funds

Alleghany/Chicago Trust Talon Fund

Investment Objective

The Fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.

Principal Investment Strategies

The portfolio manager invests in value stocks of companies that have prospects for long-term growth. By combining "bottom-up" and "top-down" investment techniques, the portfolio manager selects stocks based upon a range of financial criteria including:
      attractive price-to-book value, earnings or potential earnings, cash flow and dividend yield potential for above average capital appreciation possession of a valuable franchise, competitive market position and outstanding management

Investments may include the equity securities of small-cap companies with total market capitalizations of less than $1 billion.

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. If an investor must sell shares when the fund price is down, he/she could lose money over short periods, and perhaps over longer periods during extended market downturns.

Volatility risk: Although the Fund is a diversified portfolio, it tends to invest in a fewer number of different stocks than other funds. Consequently, it may experience larger up and down price swings.

Manager risk: If a fund manager makes errors in security selection, the fund may underperform the stock market or its peers. Also, the fund could fail to meet its investment objective.

Mid-cap company risk: Investments in mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Small-cap company risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap company stock prices tend to rise and fall in value more than other stocks.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, the fund's performance may suffer.

Value stock risk: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. The market value of these stocks tends to be more volatile than large-cap company stocks. They generally offer greater potential for gain as well as for loss. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the short-term up and down performance swings that funds experience as well as the long-term potential rewards.

Calendar Year Total Return

-------------------- -------------------- ------------------- ------------------- -------------------
1994*                1995                 1996                1997                1998
-------------------- -------------------- ------------------- ------------------- -------------------
-------------------- -------------------- ------------------- ------------------- -------------------
1.81%                27.35%               26.15%              26.46%
-------------------- -------------------- ------------------- ------------------- -------------------

Best quarter: 6/97  13.23%    Worst quarter: 9/98  (14.04)%


The following table indicates how the Fund's average annual returns for different calendar periods compare to the returns of the S&P Mid Cap 400 Index.

Average Annual Total Return
(For the periods ended December 31, 1998)

------------------------------------------------ ---------------------------- -----------------------------
                                                 1 year                       Since Inception*
------------------------------------------------ ---------------------------- -----------------------------
------------------------------------------------ ---------------------------- -----------------------------
Alleghany/Chicago Trust Talon Fund
------------------------------------------------ ---------------------------- -----------------------------
------------------------------------------------ ---------------------------- -----------------------------
S&P 400 Mid Cap Index
------------------------------------------------ ---------------------------- -----------------------------

*Fund's Inception: September 19, 1994


As with all mutual funds, past performance is not an indication of future performance.

                                 Small Cap Funds

                  Alleghany/Chicago Trust Small Cap Value Fund

Investment Objective

     The Fund seeks long-term total return by investing primarily in common stocks of small U.S. companies.

Principal Investment Strategies

The Fund invests primarily in value stocks of small-cap U.S. companies and/or real estate investment trusts (REITs) that the portfolio manager believes have a:
      low price-to-earnings ratio low relative price-to-book ratio positive or improving cash flow good or improving balanced sheet and credit low stock price relative to historical levels

The portfolio manager may also invest in securities outside the small-cap range and in cash equivalent securities. In the course of implementing its primary investment strategies, the Fund may experience a relatively high turnover rate (100% to 120%).

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. If an investor must sell shares when the fund price is down, he/she could lose money over short periods, and perhaps over longer periods during extended market downturns.

Small-cap company risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap company stock prices tend to rise and fall in value more than other stocks.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

Manager risk: If a fund manager makes errors in security selection, the fund may underperform the stock market or its peers. Also, the fund could fail to meet its investment objective.

Value stock risk: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. The market value of these stocks tends to be more volatile than large-cap company stocks. They generally offer greater potential for gain as well as for loss. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

Portfolio turnover risk: Frequent trading of a fund's securities may result in a higher than average level of capital gains and greater transaction costs of the portfolio.

REIT risk: Real estate investment trusts (REITs) are publicly traded stocks that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. The trusts, in fact, are stocks, and most trade on the major stock exchanges or over-the-counter. They have a history of larger up and down price swings. A REIT's return may be adversely affected when interest rates are high or rising.

                    Alleghany/Veredus Aggressive Growth Fund

Investment Objective

The Fund seeks to provide capital appreciation by investing primarily in equity securities of companies with accelerating earnings.

Principal Investment Strategies

The portfolio manager invests primarily in growth stocks of small-cap companies whose earnings are growing, or are expected to grow, at an accelerated rate. The portfolio manager looks for inefficiencies in the market caused by inaccurate expectations (e.g., earnings), focusing on companies that have:
      expanding unit volume growth
      increasing profit margins
      significant new product development efforts returns in excess of their cost of capital

The portfolio manager may also invest in mid-cap equity securities.

To help manage risk, the portfolio management team adheres to a strict sell discipline. In the course of implementing its primary investment strategies, the Fund will likely experience a high turnover rate (200% or more).

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. If an investor must sell shares when the fund price is down, he/she could lose money over short periods, and perhaps over longer periods during extended market downturns.

Small-cap company risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap company stock prices tend to rise and fall in value more than other stocks.

Manager risk: If a fund manager makes errors in security selection, the fund may underperform the stock market or its peers. Also, the fund could fail to meet its investment objective.

Mid-cap company risk: Investments in mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, the fund's performance may suffer.

Portfolio turnover risk: Frequent trading of a fund's securities may result in a higher than average level of capital gains and greater transaction costs of the portfolio.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

                                                            Balanced Funds


WHO MAY WANT TO INVEST IN BALANCED FUNDS

Balanced funds may be appropriate if you want:
         o  capital appreciation and current income
         o  a balanced diversified investment

Balanced funds invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities - capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

Stocks in a Balanced Fund
The stock portion of a balanced fund invests in stocks and other equity securities. Stocks have more potential for growth than many other securities, but they carry more risk. Equity securities include common stocks, preferred stocks, convertible securities, warrants and rights.

Bonds in a Balanced Fund
A balanced fund invests in government and corporate bonds and other fixed income securities to provide regular income for the fund.

                    Alleghany/Montag & Caldwell Balanced Fund

Investment Objective

The Fund seeks long-term total return by investing primarily in a combination of equity, fixed income and short-term securities.

Principal Investment Strategies

Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have:
      a strong history of earnings growth
      attractive prices relative to the company's potential for above average long-term earnings and revenue growth strong balance sheets a sustainable competitive advantage the potential to become, or currently are, industry leaders the potential to outperform the market during downturns

When selecting fixed income securities, the portfolio manager emphasizes diversification, credit analysis and sector rotation.

The portfolio manager may invest in:
      U.S. government securities
      corporate bonds
      mortgage/asset-backed securities
      money market securities and repurchase agreements.

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. If an investor must sell shares when the fund price is down, he/she could lose money over short periods, and perhaps over longer periods during extended market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, the Fund's performance may suffer.

Manager risk: If a fund manager makes errors in security selection or asset allocation, the fund may underperform the stock or bond market or its peers. Also, the fund could fail to meet its investment objective.

Interest rate risk: Bond prices rise when interest rates fall, and they fall when interest rates rise. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

Credit risk: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue.

Issuer risk: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the short-term up and down performance swings that funds experience as well as the long-term potential rewards.

Calendar Year Total Return

-------------------- -------------------- -------------------- -------------------- -----------------
1994*                1995                 1996                 1997                 1998
-------------------- -------------------- -------------------- -------------------- -----------------
-------------------- -------------------- -------------------- -------------------- -----------------
(1.22)%              29.39%               20.37%               23.49%
-------------------- -------------------- -------------------- -------------------- -----------------

Best quarter: 6/97  14.35%    Worst quarter: 9/98  (7.61)%


The following table indicates how the Fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Aggregate Bond Index/S&P 500 Index and the Lipper Balanced Fund Index.

Average Annual Total Return
(For the periods ended December 31, 1998)

------------------------------------------------- ---------------------------- ----------------------------
                                                  1 year                       Since Inception*
------------------------------------------------- ---------------------------- ----------------------------
------------------------------------------------- ---------------------------- ----------------------------
Alleghany/Montag & Caldwell Balanced Fund
------------------------------------------------- ---------------------------- ----------------------------
------------------------------------------------- ---------------------------- ----------------------------
Lehman Brothers Aggregate Bond Index/S&P 500
Index
------------------------------------------------- ---------------------------- ----------------------------
------------------------------------------------- ---------------------------- ----------------------------
Lipper Balanced Fund Index
------------------------------------------------- ---------------------------- ----------------------------

*Fund's Inception: November 2, 1994


As with all mutual funds, past performance is not an indication of future performance.

                      Alleghany/Chicago Trust Balanced Fund

Investment Objective

The Fund seeks growth of capital with current income by investing in a combination of equity and fixed income securities.

Principal Investment Strategies

Generally, between 40% and 70% of the Fund's total assets will be invested in equity securities, and between 30% and 60% will be invested in fixed income securities. Although the prices of fixed income securities fluctuate, the steady income flow they produce helps offset the potentially higher price volatility of the equity securities in the portfolio. The portfolio manager can invest in either dividend paying or non-dividend paying equity securities that offer growth or income potential.

Asset allocation varies according to the portfolio manager's assessment of which asset class offers the greatest potential for growth. The portfolio manager will diversify the Fund's investments among a variety of industries.

The portfolio manager uses a bottom-up approach and invests in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen. The portfolio manager then identifies stocks of companies with the following characteristics compared to S&P 500 averages:
      higher sales and operating earnings growth more stable earnings growth rates lower debt-to-capital ratio higher return on equity market capitalization over $1 billion

The portfolio manager also considers the quality of company management and the strength of its position among its competitors. In addition, the portfolio manager assesses the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.

The portfolio manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing investment grade fixed income securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:
      U.S. Government securities
      corporate bonds
      debentures and convertible debentures
      zero-coupon bonds
      mortgage/asset-backed securities

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. If an investor must sell shares when the fund price is down, he/she could lose money over short periods, and perhaps over longer periods during extended market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, the Fund's performance may suffer.

Manager risk: If a fund manager makes errors in security selection, the fund may underperform the stock or bond market or its peers. Also, the fund could fail to meet its investment objective.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

Interest rate risk: Bond prices rise when interest rates fall, and they fall when interest rates rise. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

Credit risk: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue.

Issuer risk: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the short-term up and down performance swings that funds experience as well as the long-term potential rewards.

Calendar Year Total Return

--------------------- -------------------- -------------------- ---------------
1995*                 1996                 1997                 1998
--------------------- -------------------- -------------------- ---------------
--------------------- -------------------- -------------------- ---------------
5.06%                 16.56%               20.91%
--------------------- -------------------- -------------------- ---------------

Best quarter: 6/97  13.27%    Worst quarter: 9/98  (4.02)%


The following table indicates how the Fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Aggregate Bond Index/S&P 500 Index and the Lipper Balanced Fund Index.

Average Annual Total Return
(For the periods ended December 31, 1998)

------------------------------------------------ ---------------------------- -----------------------------
                                                 1 year                       Since Inception*
------------------------------------------------ ---------------------------- -----------------------------
------------------------------------------------ ---------------------------- -----------------------------
Alleghany/Chicago Trust Balanced Fund
------------------------------------------------ ---------------------------- -----------------------------
------------------------------------------------ ---------------------------- -----------------------------
Lehman Brothers Aggregate Bond Index/S&P 500
Index
------------------------------------------------ ---------------------------- -----------------------------
------------------------------------------------ ---------------------------- -----------------------------
the Lipper Balanced Fund Index
------------------------------------------------ ---------------------------- -----------------------------

*Fund's Inception: September 21, 1995


As with all mutual funds, past performance is not an indication of future performance.

                                                          Fixed Income Funds


WHO MAY WANT TO INVEST IN FIXED INCOME FUNDS

Fixed income funds may be appropriate if you want:
         o regular income
         o less volatility than equity funds
         o to diversify a portfolio
Fixed income funds are not appropriate if you want:
         o capital appreciation

Fixed income funds invest in corporate and government bonds and other fixed income securities. These funds provide regular income; municipal bond funds provide federally tax-exempt income. The obligations are generally secured by the assets of the issuer.

No single fixed income fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
      the value of fund shares will rise and fall you could lose money you cannot be certain that a fund will achieve its investment objective

TYPES OF FIXED INCOME SECURITIES

Asset backed securities represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.

Corporate bonds are fixed income securities issued by corporations.

Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

Fixed income securities are bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

Foreign debt securities are issued by foreign corporations and governments. They may include:
               Eurodollar bonds - dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions
               Yankee bonds - dollar-denominated securities issued in the U.S. by foreign issuers

High yield securities are lower rated, higher yielding securities issued by corporations. They are rated below investment-grade by national bond rating agencies. They are considered speculative and are sometimes called "junk bonds".

Mortgage-backed securities include securities backed by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent collections (pool) of commercial and residential mortgages.

Money market securities are short-term fixed income securities of federal and local governments, banks and corporations.

Municipal securities are fixed income obligations of state and local governments. Investments in municipal securities may support special construction projects such as roads or hospitals in the municipality that issues them. Interest from municipal bonds is usually exempt from federal taxes and from state income taxes only in the state of issue.

U.S. Government Securities are fixed income securities issued by the U.S. Government and its various agencies. U.S. Government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

Variable Rate Securities carry interest rates that may be adjusted periodically to reflect changes in interest rates. Interest rate adjustments can either raise or lower the income generated by the securities.

                                       Alleghany/Chicago Trust Bond Fund

Investment Objective

The Fund seeks high current income consistent with prudent risk of capital by investing primarily in intermediate-term securities.

Principal Investment Strategies

The Fund invests primarily in a broad range of intermediate-term investment-grade fixed income securities. The portfolio manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:
      U.S. Government securities
      corporate bonds
      debentures and convertible debentures
      zero-coupon bonds
      mortgage/asset-backed securities

Principal Risks of Investing in this Fund

Interest rate risk: Bond prices rise when interest rates fall and fall when interest rates rise. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

Credit risk: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue.

Issuer risk: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

Investment-grade securities risk: Bonds and other fixed income securities are rated by the national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. There are several categories of investment grade securities, and those rated in the lower categories are more risky than those rated in the higher categories.

Prepayment risk: Mortgage-backed securities carry pre-payment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, the fund may be forced to reinvest the proceeds in lower-yield, higher-priced securities. This may reduce the fund's total return.

Manager risk: If a fund manager makes errors in security selection, the fund may underperform the bond market or its peers. Also, the fund could fail to meet its investment objective.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

See page ___ for a chart that compares the risks of investing in this Fund with other Alleghany funds.

Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the short-term up and down performance swings that funds experience as well as the long-term potential rewards.

Calendar Year Total Return

------------- ----------- ------------ ----------- ----------- --------------
1993*           1994          1995           1996       1997          1998
------------- ----------- ------------ ----------- ----------- --------------
------------- ----------- ------------ ----------- ----------- --------------
0.20%           (2.83)%       17.51%         3.84%       8.98%
------------- ----------- ------------ ----------- ----------- --------------

Best quarter: 6/95  5.55%%    Worst quarter:(2.26)%


The following table indicates how the Fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Government Investment Grade Debt Fund Index.

Average Annual Total Return
(For the periods ended December 31, 1998)

---------------------------------------------------- --------------------- -------------------------- --------------------------
                                                     1 year                5 years                    Since Inception*
---------------------------------------------------- --------------------- -------------------------- --------------------------
---------------------------------------------------- --------------------- -------------------------- --------------------------
Alleghany/Chicago Trust Bond Fund
---------------------------------------------------- --------------------- -------------------------- --------------------------
---------------------------------------------------- --------------------- -------------------------- --------------------------
Lehman Brothers Aggregate Bond Index
---------------------------------------------------- --------------------- -------------------------- --------------------------
---------------------------------------------------- --------------------- -------------------------- --------------------------
Lipper Intermediate Government Investment Grade
Debt Fund Index
---------------------------------------------------- --------------------- -------------------------- --------------------------

*Fund's Inception: December 13, 1993


As with all mutual funds, past performance is not an indication of future performance.

                                Alleghany/Chicago Trust Municipal Bond Fund


Investment Objective

The Fund seeks a high level of current interest income exempt from federal income tax consistent with preservation of capital by investing primarily in intermediate-term municipal securities.

Principal Investment Strategies

To provide tax-free income for investors, the portfolio manager primarily invests (80% or more of total assets) in municipal fixed-income securities such as revenue bonds, insured bonds, general obligation bonds and government-guaranteed escrow bonds. Securities are typically high quality and diversified among a broad range of states, sectors and issues. The Fund strives to maintain:
      a dollar-weighted average maturity of between three and ten years an intermediate duration (four to eight years) AA-A average quality

Principal Risks of Investing in this Fund

Interest rate risk: Bond prices rise when interest rates fall and fall when interest rates rise. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

Credit risk: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue.

Municipal Securities Risk: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other fixed income securities, changes in interest rates and the credit rating or financial condition of the issuer affects securities' prices. Income from these investments is generally exempt from federal income tax. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.

Manager risk: If a fund manager makes errors in security selection, the fund may underperform the bond market or its peers. Also, the fund could fail to meet its investment objective.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.


See page ___ for a chart that compares the risks of investing in this Fund with other Alleghany funds.

Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the short-term up and down performance swings that funds experience as well as the long-term potential rewards.

Calendar Year Total Return

-------------- ------------- ----------- -------------- ------------ -----------
1993*            1994            1995          1996           1997       1998
-------------- ------------- ----------- -------------- ------------ -----------
-------------- ------------- ----------- -------------- ------------ -----------
0.14%            (2.24)%         11.05%        3.10%          5.50%
-------------- ------------- ----------- -------------- ------------ -----------

Best quarter: 3/95  4.19%     Worst quarter: 3/94  (2.89)%


The following table indicates how the Fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Five-Year Government Obligations Index.

Average Annual Total Return
(For the periods ended December 31, 1998)

------------------------------------------------ ------------------ -------------------- ---------------------------------------
                                                 1 year             5 years              Since Inception*
------------------------------------------------ ------------------ -------------------- ---------------------------------------
------------------------------------------------ ------------------ -------------------- ---------------------------------------
Alleghany/Chicago Trust Municipal Bond Fund
------------------------------------------------ ------------------ -------------------- ---------------------------------------
------------------------------------------------ ------------------ -------------------- ---------------------------------------
Lehman Brothers Five-Year Government
Obligations Index
------------------------------------------------ ------------------ -------------------- ---------------------------------------

*Fund's Inception: December 13, 1993


As with all mutual funds, past performance is not an indication of future performance.

                               Money Market Funds


WHO MAY WANT TO INVEST IN MONEY MARKET FUNDS

A money market fund may be appropriate if you: o want regular income o are investing for a short-term objective
         o want an investment that seeks to maintain a stable net asset value o want a liquid investment that offers a checkwriting privilege ($500 check minimum)

A money market fund may also be appropriate if you want an investment that can serve as a "holding place" for money awaiting investment in long-term funds or for money that may be needed for occasional or unexpected expenses.

A  money  market  fund  is  not  appropriate  if  you  want  long-term   capital
appreciation.

Money market funds invest in short-term, high quality money market securities. They provide stable principal and regular income. The income provided by a money market fund varies with interest rate movements.

TYPES OF MONEY MARKET SECURITIES

     U.S. Government Securities in which money market funds typically invest are Treasury bills.

Bank Deposits are cash, check or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.

Variable Rate Securities carry interest rates that may be adjusted periodically to market rates. Interest rate adjustments can both raise and lower the income generated by the securities.

Commercial Paper includes short-term fixed income securities issued by banks, corporations and other borrowers.

Repurchase Agreements (repos) are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

                    Alleghany/Chicago Trust Money Market Fund

Investment Objective

The Fund seeks as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund is managed to maintain a stable net asset value of $1.00 per share by investing in a diversified portfolio of high-quality money market instruments. The dollar-weighted average maturity of the securities in the Fund is 90 days or less. The portfolio manager selects securities that:
      are denominated in U.S. dollars
      have high credit quality and minimal credit risk mature in 397 days or less

In selecting high quality securities with minimal credit risk, the portfolio manager buys securities with the highest ratings given by national rating agencies.

Principal Risks of Investing in this Fund

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

Credit risk: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue.

Interest rate risk: Bond prices rise when interest rates fall and fall when interest rates rise. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

See page ___ for a chart that compares the risks of investing in this Fund with other Alleghany funds.

Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the short-term up and down performance swings that funds experience as well as the long-term potential rewards.

Calendar Year Total Return

---------------- ------------ ------------------ ------------------ ------------------- ------------------
1993*            1994         1995               1996               1997                1998
---------------- ------------ ------------------ ------------------ ------------------- ------------------
---------------- ------------ ------------------ ------------------ ------------------- ------------------
0.15%            3.91%        5.62%              5.07%              5.22%
---------------- ------------ ------------------ ------------------ ------------------- ------------------

Best quarter: 6/95  1.42%     Worst quarter: 3/94  0.70%


The following table indicates how the Fund's average annual returns for different calendar periods compare to the returns of the Donaghue's First Tier Money Market Fund Index.

Average Annual Total Return
(For the periods ended December 31, 1998)

------------------------------------------------ ------------------ -------------------- ---------------------------------------
                                                 1 year             5 years              Since Inception*
------------------------------------------------ ------------------ -------------------- ---------------------------------------
------------------------------------------------ ------------------ -------------------- ---------------------------------------
Alleghany/Chicago Trust Money Market Fund
------------------------------------------------ ------------------ -------------------- ---------------------------------------
------------------------------------------------ ------------------ -------------------- ---------------------------------------
Donaghue's First Tier Money Market Fund Index
------------------------------------------------ ------------------ -------------------- ---------------------------------------

*Fund's Inception: December 14, 1993


As with all mutual funds, past performance is not an indication of future performance.

                                  Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

Shareowner Fees
As a benefit of investing with Alleghany Funds, you do not incur any sales loads, redemption fees or exchange fees.

Annual Fund Operating Expenses
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as a percentage of average net assets.

    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
                    Fund (1)                   Management     Distribution   Other          Total     Fee            Net
                                                  Fees        (12b-1) Fees    Expenses     Expense    Waivers      Expense
                                                                                            Ratio        (1)      Ratio (1)
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    Alleghany/Montag & Caldwell Growth (2)    0.73%          0.25%           0.14%       1.12%        --         1.12%
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    Alleghany/Chicago Trust Growth & Income   0.70           0.25            0.13        1.08         --         1.08
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    Alleghany/Chicago Trust Talon             0.80           0.25            0.41        1.46         0.16       1.30
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    Alleghany/Montag & Caldwell Balanced (2)  0.75           0.25            0.18        1.18         --         1.18
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    Alleghany/Chicago Trust Balanced          0.70           0.25            0.13        1.08         --         1.08
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    Alleghany/Chicago Trust Bond (2)          0.55           0.25            0.16        0.96         0.16       0.80
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    Alleghany/Chicago Trust Municipal Bond    0.60           0.15            0.66        1.41         n/a        n/a
    (3)
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    Alleghany/Chicago Trust Money Market      0.40           N/A             0.12        0.52         n/a        n/a
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    Alleghany/Chicago Trust Small Cap Value   1.00           0.25            0.55        1.80         (0.40)     1.40
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------
    Alleghany/Veredus Aggressive Growth       1.00           0.25            0.55        1.80         (0.40)     1.40
    ----------------------------------------- -------------- --------------- ----------- ------------ ---------- ----------

 (1) The above table reflects a continuation of the Advisers' contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown for each Fund. For Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund, expenses are based on estimated amounts for the current fiscal year. For other Funds, except for changes in the expense structure for Alleghany/Chicago Trust Municipal Bond Fund and Alleghany/Chicago Trust Money Market Fund, the ratios shown above reflect the expenses incurred during the fiscal year ended October 31, 1998. The Advisers to the Funds are contractually obligated to reimburse expenses for one year at the rates shown in the table. (2) Alleghany/Montag & Caldwell Growth Fund and Alleghany/Montag & Caldwell Balanced Fund offer two classes of shares that invest in the same portfolio of securities (Class N shares and Class I shares). Shareowners of Class N are subject to a 12b-1 distribution plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class N shares offered by this prospectus. (3) For Alleghany/Chicago Trust Municipal Bond Fund, a voluntary fee waiver is currently in place. With such fee waivers, the management fee, 12b-1 fee and total expense ratio are 0.00, 0.10 and 0.10, respectively.

Example
This hypothetical example shows the operating expenses you would incur as a shareowner if you invested $10,000 in a fund over the time periods shown, assuming you reinvested all dividends and distributions and that the average annual return was 5%. The example assumes that operating expenses remained the same and includes only contractual fee waivers and reimbursements. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.

                                Fund                              1 year         3 years        5 years       10 years
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Montag & Caldwell Growth Fund                $11           $36              $62           $136
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Chicago Trust Growth & Income Fund           11            34               60            132
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Chicago Trust Talon Fund                     13            46               80            175
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Montag & Caldwell Balanced Fund              12            37               65            143
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Chicago Trust Balanced Fund                  11            34               60            132
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Chicago Trust Bond Fund                      8             31               53            118
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Chicago Trust Municipal Bond Fund            14            45               77            169
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Chicago Trust Money Market Fund              5             17               29            65
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Chicago Trust Small Cap Value Fund           14            57               n/a           n/a
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Alleghany/Veredus Aggressive Growth Fund               14            57               n/a           n/a
        ------------------------------------------------------ ------------- ---------------- ------------- -------------

                           More about Alleghany Funds


Risk Summary

The following chart compares the risks of investing in each Alleghany Fund.

-------------- ------- ------ --------- --------- ------  --------- -------- ------ -------- ---------  --------- ---------  -----
               Credit  Growth  Interest Investment Issuer Liquidity  Manager Market Mid-cap  Municipal  Portfolio Prepayment REIT
                       stock   rate     grade                                       company  securities turnover
                                        securities
-------------- ------- ------ --------- --------- ------  --------- -------- ------- ---------- ----------- ---------- ------------
-------------- ------- ------ --------- --------- ------  --------- -------- ------- ---------- ----------- ---------- ------------
Alleghany/Montag            o                                      o         o         o
& Caldwell
Growth
-------------- --------- -------- --------- --------- -------- ---------- --------- --------- ---------- ----------- ----------
-------------- --------- -------- --------- --------- -------- ---------- --------- --------- ---------- ----------- ----------
Alleghany/Chicago           o                                      o         o         o
Trust Growth
& Income Fund
-------------- --------- -------- --------- --------- -------- ---------- --------- --------- ---------- ----------- ----------
-------------- --------- -------- --------- --------- -------- ---------- --------- --------- ---------- ----------- ----------
Alleghany/Chicago                                                  o         o         o          o
Trust Talon
Fund
-------------- --------- -------- --------- --------- -------- ---------- --------- --------- ---------- ----------- ----------
-------------- --------- -------- --------- --------- -------- ---------- --------- --------- ---------- ----------- ----------
Alleghany/Chicago                                                  o         o         o                                 o
Trust Small
Cap Value
Fund
-------------- --------- -------- --------- --------- -------- ---------- --------- --------- ---------- ----------- ----------
-------------- --------- -------- --------- --------- -------- ---------- --------- --------- ---------- ----------- ----------
Alleghany/Veredus           o                                      o         o         o          o
Aggressive
Growth Fund
-------------- --------- -------- --------- --------- -------- ---------- --------- --------- ---------- ----------- ----------
-------------- --------- -------- --------- --------- -------- ---------- --------- --------- ---------- ----------- ----------
Alleghany/Montag  o         o        o                   o         o         o         o
& Caldwell
Balanced Fund
-------------- --------- -------- --------- --------- -------- ---------- --------- --------- ---------- ----------- ----------
-------------- --------- -------- --------- --------- -------- ---------- --------- --------- ---------- ----------- ----------
Alleghany/Chicago o         o        o                   o         o         o         o
Trust
Balanced Fund
-------------- --------- -------- --------- --------- -------- ---------- --------- --------- ---------- ----------- ----------
-------------- --------- -------- --------- --------- -------- ---------- --------- --------- ---------- ----------- ----------
Alleghany/Chicago o                  o         o         o         o         o
Trust Bond
Fund
-------------- --------- -------- --------- --------- -------- ---------- --------- --------- ---------- ----------- ----------
-------------- --------- -------- --------- --------- -------- ---------- --------- --------- ---------- ----------- ----------
Alleghany/Chicago o                  o                             o         o                               o
Trust
Municipal
Bond Fund
-------------- --------- -------- --------- --------- -------- ---------- --------- --------- ---------- ----------- ----------
-------------- --------- -------- --------- --------- -------- ---------- --------- --------- ---------- ----------- ----------
Alleghany/Chicago o                  o
Trust Money
Market Fund
--------------     ----------- -------- -------

--------------     ---------- ------ -------
                    Small-cap  Value  Volatility
                    company    stock

--------------     ----------- -------- -------
--------------     ----------- -------- -------
Alleghany/Montag
& Caldwell
Growth
--------------     ----------- -------- -------
--------------     ----------- -------- -------
Alleghany/Chicago
Trust Growth
& Income Fund
--------------     ----------- -------- -------
--------------     ----------- -------- -------
Alleghany/Chicago
Trust Talon
Fund
--------------    ----------- -------- -------
--------------    ----------- -------- -------
Alleghany/Chicago
Trust Small
Cap Value
Fund
--------------    ----------- -------- -------
--------------    ----------- -------- -------
Alleghany/Veredus
Aggressive
Growth Fund
--------------    ----------- -------- -------
--------------    ----------- -------- -------
Alleghany/Montag
& Caldwell
Balanced Fund
--------------    ----------- -------- -------
--------------    ----------- -------- -------
Alleghany/Chicago
Trust
Balanced Fund
--------------    ----------- -------- -------
--------------    ----------- -------- -------
Alleghany/Chicago
Trust Bond
Fund
--------------    ----------- -------- -------
--------------    ----------- -------- -------
Alleghany/Chicago
Trust
Municipal
Bond Fund
--------------    ----------- -------- -------
--------------    ----------- -------- -------
Alleghany/Chicago
Trust Money
Market Fund
--------------    ----------- -------- -------

     [Both of the following definitions will be graphic elements that will follow the chart on the same page in the prospectus.]


Defensive Strategy Risk
There may be times when a fund takes temporary positions that are inconsistent with its investment objective or principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a fund would do this in seeking to avoid losses, it could reduce the benefit from any market upswings.


Year 2000
Like other business organizations and individuals around the world, each of the Funds could be adversely affected if the computer systems used by its Advisers and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." While Year 2000 problems could have a negative effect on the Funds, Alleghany Funds is working to avoid such problems and to obtain assurance from its service providers that they are taking similar steps. The Year 2000 Problem could also affect the companies in which the Funds invest.

Other Investment Strategies

In addition to the primary investment strategies described in our fund summaries, there may be times when Alleghany Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

ADRs/EDRs
The Funds may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, and European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent. The funds have no intention of investing in unsponsored ADRs or EDRs.

Alternative Minimum Tax (AMT) Bonds
Alleghany/Chicago Trust Municipal Bond Fund can invest in AMT bonds, which are tax-exempt "private activity" bonds issued after August 7, 1986, whose proceeds are partially directed to a private for-profit organization. While the income from AMT bonds is exempt from federal tax, it is a tax preference item for purposes of the AMT, which applies to a limited number of taxpayers.

Collateralized Mortgage Obligations (CMOs)
CMOs are fixed income securities secured by mortgage loans and other mortgage backed-securities and are generally considered to be derivatives. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

Convertible Securities
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Derivatives
Up to 20% of a Fund's assets can be invested in derivatives. Derivatives are used to limit risk in a portfolio or enhance investment return, and they have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that a fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative.

Fixed  Income  Securities
The Equity Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a fund.

Preferred Stocks
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

Rule 144A Securities
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.

Tax-Exempt Industrial Development Bonds
The Alleghany/Chicago Trust Municipal Bond Fund can invest in tax-exempt industrial development bonds, which are usually revenue bonds that are not payable from the unrestricted revenues of the issuer. Their credit quality is usually directly related to the credit standing of the user of the facilities being financed.


More information about the risks associated with investing in Alleghany Funds can also be found in the Statement of Additional Information (SAI).



                                                                      Other Investment Strategies


------------------------------- ------------ ----------- ----------- ------ ----------- --------- ----------- ---------- ----------
                                 ADRs/EDRs   Asset/Mortgage Below     CMOs  Commercial Corporate Convertible Debentures  Derivatives
                                                 -         Investment       Paper and   Bonds   Securities   and        (Options,
                                               Backed        Grade          Securities                       Convertible Forwards,
                                             Securities    Securities        of other                        Debentures  Futures,
                                                            ("Junk          investment                                   Swaps)
                                                            bonds")          companies
------------------------------- ------------ ----------- ------------ ------ ----------- --------- ----------- --------- -----------
------------------------------- ------------ ----------- ------------ ------ ----------- --------- ----------- --------- -----------
Alleghany/Montag & Caldwell
Growth Fund           o                                        o         o          o P       o           o
------------------------------- ------------ ----------- ------------ ------ ----------- --------- ----------- --------- -----------
------------------------------- ------------ ----------- ------------ ------ ----------- --------- ----------- --------- -----------
Alleghany/Chicago Trust Growth
& Income Fund                             o           o            o     o           o         o          o P                    o

------------------------------- ------------ ----------- ------------ ------- ----------- --------- ----------- --------- ----------
------------------------------- ------------ ----------- ------------ ------- ----------- --------- ----------- --------- ----------
Alleghany/Chicago Trust Talon
Fund                                       o                        o                  o         o          o P                   o
------------------------------- ------------ ----------- ------------ ------- ----------- --------- ----------- --------- ----------
------------------------------- ------------ ----------- ------------ ------- ----------- --------- ----------- --------- ----------
Alleghany/Chicago Trust Small
Cap Value Fund                                                                          o
------------------------------- ------------ ----------- ------------ ------- ----------- --------- ----------- --------- ----------
------------------------------- ------------ ----------- ------------ ------- ----------- --------- ----------- --------- ----------
Alleghany/Veredus Aggressive
Growth Fund                             o                                 o           o                     o         o           o
------------------------------- ------------ ----------- ------------ ------- ----------- --------- ----------- --------- ----------
------------------------------- ------------ ----------- ------------ ------- ----------- --------- ----------- --------- ----------
Alleghany/Montag & Caldwell
Balanced Fund                           o           o                    o           o        o P         o P         o           o
------------------------------- ------------ ----------- ------------ ------- ----------- --------- ----------- --------- ----------
------------------------------- ------------ ----------- ------------ ------- ----------- --------- ----------- --------- ----------
Alleghany/Chicago Trust
Balanced Fund                           o           o            o       o           o        o P         o P          o          o
------------------------------- ------------ ----------- ------------ ------- ----------- --------- ----------- --------- ----------
------------------------------- ------------ ----------- ------------ ------- ----------- --------- ----------- --------- ----------
Alleghany/Chicago Trust Bond
Fund                                                o P           o       o           o        o P          o          o          o
------------------------------- ------------ ----------- ------------ ------- ----------- --------- ----------- --------- ----------
------------------------------- ------------ ----------- ------------ ------- ----------- --------- ----------- --------- ----------
Alleghany/Chicago Trust
Municipal Bond Fund                                 o            o       o           o                                            o
------------------------------- ------------ ----------- ------------ ------- ----------- --------- ----------- --------- ---------
------------------------------- ------------ ----------- ------------ ------- ----------- --------- ----------- --------- ----------
Alleghany/Chicago Trust Money
Market Fund                                                                          o P
------------------------------- ------------ ----------- ------------ ------- ----------- --------- ----------- --------- ----------


--------------------------------------- ----------- ----------- ------------- ---------- ----------- ------------
                                          Equity      Fixed       Preferred   Repurchase  Rule 144A      U.S.
                                          Securities  Income        Stocks    Agreements  Securities  Government
                                                     Securities                                        Securities
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
Alleghany/Montag & Caldwell Growth Fund         o P          o            o            o           o            o
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
Alleghany/Chicago Trust Growth & Income         o P          o           o P           o           o            o
Fund
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
Alleghany/Chicago Trust Talon Fund              o P          o           o P           o           o            o
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
Alleghany/Chicago Trust Small Cap Value         o P          o                         o           o            o
Fund
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
Alleghany/Veredus Aggressive Growth Fund        o P          o            o            o           o            o
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
Alleghany/Montag & Caldwell Balanced Fund       o P         o P          o P           o           o           o P
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
Alleghany/Chicago Trust Balanced Fund           o P         o P          o P           o           o           o P
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
Alleghany/Chicago Trust Bond Fund                           o P                        o           o           o P
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
Alleghany/Chicago Trust Municipal Bond Fund                 o P                        o           o            o
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------
Alleghany/Chicago Trust Money Market Fund                   o P                        o           o            o
-------------------------------------------- ----------- ----------- ------------- ----------- ----------- ------------

P = components of a fund's primary investment strategy

                             Management of the Funds

The Advisers
Each Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by the Fund for its services. The accompanying charts highlight each Fund and its lead portfolio manager(s) and investment experience.

         The Chicago Trust Company

         Chicago Trust is the Adviser to several Alleghany Funds. Investment management teams make the investment decisions for each Fund. As of December 31, 1998, Chicago Trust managed approximately $8.8 billion in assets, consisting primarily of insurance, pension and profit sharing accounts, as well as accounts of high net worth individuals and families. Chicago Trust is an indirect and wholly owned subsidiary of Alleghany Corporation.

           Fund Name                                Portfolio Manager(s)                Investment Experience
           ---------------------------------------- ----------------------------------- --------------------------------------

           Alleghany/Chicago Trust Growth &         Jerold L. Stodden                   Portfolio manager since inception in
           Income Fund                              Nancy M. Scinto                     1993.

                                                                                        Portfolio
                                                                                        manager
                                                                                        since
                                                                                        1997;
                                                                                        equity
                                                                                        analyst
                                                                                        since
                                                                                        1989.
           Alleghany/Chicago Trust Balanced Fund    Thomas J. Marthaler                 Portfolio manager since 1997; fixed
                                                                                        income portfolio manager since 1981.
                                                    David
                                                                                        J.
                                                                                        Cox
                                                                                        Portfolio
                                                                                        manager
                                                                                        since
                                                                                        1997;
                                                                                        Director
                                                                                        of
                                                                                        Equity
                                                                                        Research
                                                                                        since
                                                                                        1993.
           Alleghany/Chicago Trust Bond Fund        Thomas J. Marthaler                 Portfolio manager since inception in
                                                                                        1993.
           Alleghany/Chicago Trust Municipal Bond   Lois A. Pasquale                    Portfolio manager since inception in
           Fund                                                                         1993.
           Alleghany/Chicago Trust Money Market     Fred H. Senft, Jr.                  Portfolio manager since inception in
           Fund                                                                         1993.
           Alleghany/Chicago Trust Small Cap        Patricia A. Falkowski               Portfolio manager since inception in
           Value Fund                                                                   1998; President and Chief Investment
                                                                                        Officer of Fiduciary Management
                                                                                        Associates, Inc. since 1993.
           Alleghany/Chicago Trust Talon Fund       Terry D. Diamond                    Portfolio manager since inception in
                                                                                        1994; Chairman and Chief Executive
                                                                                        Officer of Talon Asset Management
                                                                                        since 1984.

         Alleghany/Chicago Trust Small Cap Value Fund

         Alleghany/Chicago Trust Small Cap Value Fund began operations on November 4, 1998 and therefore has no operating history. The investment objectives, policies and strategies of the Fund are substantially similar in all material aspects to the UAM FMA Small Company Portfolio, which has been managed by Ms. Patricia A. Falkowski. Ms. Falkowski became a managing director at Chicago Trust on August 24, 1998. She manages the investment program of Alleghany/Chicago Trust Small Cap Value Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Ms. Falkowski had been chief investment officer of Fiduciary Management Associates, Inc. since 1992 and president since 1993. In that capacity Ms. Falkowski was the portfolio manager for the UAM FMA Small Company Portfolio with full discretionary authority over the selection of investments for that fund from July 1992 through August 1998. The UAM FMA Small Company Portfolio Institutional Class Shares had net assets of $182.7 million as of June 30, 1998. Average annual returns for the one-year, three-year, five-year and since July 1, 1992 periods ended June 30, 1998 compared with the performance of the Russell 2000 Index were:

           ---------------------------- -------------------- --------------------- --------------------- ---------------------
                                             One Year            Three Years            Five Years        Since July 1, 1992
                                                                                                                 (4)
           ---------------------------- -------------------- --------------------- --------------------- ---------------------
           ---------------------------- -------------------- --------------------- --------------------- ---------------------
           UAM FMA Small Company        23.14%               25.62                 19.19                 21.97
           Portfolio (1), (2)
           ---------------------------- -------------------- --------------------- --------------------- ---------------------
           ---------------------------- -------------------- --------------------- --------------------- ---------------------
           Russell 2000 Index (3)       16.50%               18.86                 16.05                 17.65
           ---------------------------- -------------------- --------------------- --------------------- ---------------------

 .......

         (1) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses. (2) The expense ratio of UAM FMA Small Company Portfolio was capped at 1.03% from July 1, 1992 through June 30, 1998. The expense ratio of the Alleghany/Chicago Trust Small Cap Value Fund is capped at 1.40% through December 31, 1999 The returns shown have been restated to reflect an expense ratio of 1.40% (consistent with the contractual expense cap of the Alleghany/Chicago Trust Small Cap Value Fund). (3)
         The Russell 2000 Index is a widely recognized, unmanaged index of common stocks of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is comprised of the 3,000 largest U.S. companies based on total market capitalization. Each Index is adjusted to reflect reinvestment of dividends. (4) The inception date of the UAM FMA Small Company Portfolio was July 31, 1991. Ms. Falkowski began managing the Fund in July 1992.

         Historical performance is not indicative of future performance. The UAM FMA Small Company Portfolio is a separate fund and its historical performance is not indicative of the future performance of Alleghany/Chicago Trust Small Cap Value Fund. Share prices and investment returns will fluctuate reflecting market conditions as well as changes in company-specific fundamentals of portfolio securities.


         Montag & Caldwell, Inc.

         Montag & Caldwell, Inc. is the Adviser to two Alleghany Funds. Investment management teams make the investment decisions for each Fund. Ronald E. Canakaris manages that investment program. The firm was founded in 1945 and is an indirect wholly owned subsidiary of the Alleghany Corporation. As of December 31, 1998, Montag & Caldwell managed approximately $24 billion in assets.

           Fund Name                              Portfolio Manager                     Investment Experience
           -------------------------------------- ------------------------------------- --------------------------------------

           Alleghany/Montag & Caldwell Growth     Ronald E. Canakaris                   Portfolio manager since inception in
           Fund                                                                         1994.  President and Chief
                                                                                        Investment Officer since 1984.
           Alleghany/Montag & Caldwell Balanced
           Fund                                                                         Portfolio manager and Director of
                                                                                        Research at Montag & Caldwell since
                                                                                        1973.


         Veredus Asset Management LLC

         Veredus  Asset  Management  is the  Adviser  to  the  Alleghany/Veredus
         Aggressive Growth Fund. Veredus was founded in 1998 and is partially owned by Alleghany Corporation. As of December 31, 1998, Veredus managed approximately $80 million in assets.

           Fund Name                              Portfolio Manager(s)                  Investment Experience
           -------------------------------------- ------------------------------------- --------------------------------------

           Alleghany/Veredus Aggressive Growth    B. Anthony Weber                      Portfolio manager since inception in
           Fund                                                                         1998.  President of Veredus since
                                                                                        6/98.  President and Senior
                                                                                        Portfolio Manager of SMC Capital,
                                                                                        Inc. since 1993.

     Alleghany/Veredus Aggressive Growth Fund Prior to 1993, B. Anthony Weber was the portfolio manager primarily responsible for management of certain accounts, including three common trust funds, of Shelby County Trust Bank (from July 1, 1989). The following information is the performance of a composite of those equity accounts for which Mr. Weber was primarily responsible for the day-to-day management (since July 1, 1989) which have investment objectives, policies and strategies substantially similar to those of Alleghany/Veredus Aggressive Growth Fund. As of December 31, 1997, the assets in those accounts totaled approximately $36 million. The composite does not include performance of The Shelby Fund, a mutual fund for which Mr. Weber was co-manager.



                                        Managed Accounts             S&P 500 Index (4)            Russell 2000 Index (4)
                                        ----------------             -----------------            ----------------------
           1998 (1)                     18.66%                       17.71%                       4.93%
           1997                         4.82                         33.36                        22.36
           1996                         14.44                        22.96                        16.50
           1995                         39.67                        37.59                        28.44
           1994                         2.46                         1.32                         (1.82)
           1993                         14.70                        10.08                        18.91
           1992                         32.98                        7.64                         18.41
           1991                         42.80                        30.48                        46.05
           1990                         (1.04)                       (3.12)                       (19.51)
           1989 (2)                     11.67                        12.99                        1.47

           Average Annual Returns (3)

           One Year                     24.63%                       30.16%                       16.50%
           Five years                   16.38                        23.08                        16.05
           Since July 1, 1989           19.32                        18.35                        13.67

         (1) 1998 percentages represent the rates of return for the six month period ended June 30, 1998. (2) 1989 percentages represent the rates of return for the six month period ended December 31, 1989.
         (3) Average Annual Returns for the periods ended June 30, 1998, using the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR") calculation of performance (see below), which differs from the standardized SEC calculation. (4) The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The Russell 2000 Index is a widely recognized index of market activity based on the aggregate performance of small to mid-sized publicly traded common stocks. Each Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for each Index do not reflect deduction of transaction costs or expenses, including management fees.

         From July 1, 1989 through December 31, 1991, the performance information is based on a quarterly, linked time-weighted rate of return calculation method. Beginning January 1, 1992, the accounts within the composite allowed participants to contribute on a monthly basis. Therefore, beginning January 1, 1992, the performance information is based on a monthly, linked, time-weighted rate of return calculation method. The composite rate of return is market-weighted, reflecting the relative size of each eligible account, at the beginning of the relevant period. Performance figures reflected are net of management fees and net of all expenses, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains. The presentation of the performance composite complies with the AIMR. The AIMR calculation of performance differs from the standardized SEC calculation.

         The investment objectives, policies and strategies of the Alleghany/Veredus Aggressive Growth Fund are substantially similar to those of the managed accounts. The performance of the accounts managed by Veredus does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees (the use of the Fund's expense structure would have lowered the performance results), the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for different periods may vary.

                             Shareowner Information


Opening an Account

      Read this prospectus carefully.
      Determine how much you want to invest. The minimum initial investments for Alleghany Funds are as follows:
          Regular accounts: $2,500
          Individual Retirement Accounts (IRAs): $500
          Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
          Any type of account through Automatic Investment Plan: $50 with subsequent monthly investments of $50
      Complete the account application and carefully follow the instructions. If you have any questions, please call 800-992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
      Make your initial investment using the following table as a guideline.

           --------------------------------------------------------------------------------------------------------------------
           Buying Shares
           --------------------------------------------------------------------------------------------------------------------
           -------------------------------------- -------------------------------------- --------------------------------------
                                                  To open an account                     To add to an account ($50 minimum)
           -------------------------------------- -------------------------------------- --------------------------------------
           -------------------------------------- -------------------------------------- --------------------------------------
                                                  o    Complete     and    sign    your  o Return the investment slip from a
           By Mail                                application.    Make    your    check  statement with your check in the
                                                  payable to  Alleghany  Funds and mail  envelope provided and mail to:
                                                  to:                                               Alleghany Funds
                                                             Alleghany Funds                         P.O. Box 5163
                                                              P.O. Box 5164                      Westborough, MA 01581
                                                          Westborough, MA 01581

                                                  o We accept  checks,  bank drafts and  o We accept checks, bank drafts and money  orders for  purchases.  Checks  money orders for purchases.  Checks must be drawn on U.S.  banks to avoid  must be drawn on U.S. banks.
                                                  any  fees  or  delays  in  processing
                                                  your check.                            o We do not accept third party
                                                                                         checks, which are checks made
                                                  o We do not accept third party         payable to someone other than the
                                                  checks, which are checks made          Funds.
                                                  payable to someone other than the
                                                  Funds.
           -------------------------------------- -------------------------------------- --------------------------------------
           -------------------------------------- -------------------------------------- --------------------------------------
           By Wire                                o Obtain a fund number and account     o Instruct your bank (who may charge
                                                  number by calling Alleghany Funds at   a fee) to wire the amount of your
                                                  800-992-8151.                          additional investment.

                                                  o Instruct your bank (who may charge   o    Give    the    following    wire
                                                  a fee) to wire the amount of your      information to your bank:
                                                  investment.                                 Boston Safe Deposit & Trust
                                                                                                   ABA #01-10-01234
                                                  o    Give    the    following    wire          For: Alleghany Funds
                                                  information to your bank:                           A/C 140414
                                                       Boston Safe Deposit & Trust            FBO "Alleghany Fund Number"
                                                            ABA #01-10-01234                     "Your Account Number"
                                                          For: Alleghany Funds
                                                               A/C 140414
                                                       FBO "Alleghany Fund Number"
                                                          "Your Account Number"

                                                  o Return your completed application
                                                  to:
                                                             Alleghany Funds
                                                              P.O. Box 5164
                                                          Westborough, MA 01581
           -------------------------------------- -------------------------------------- --------------------------------------
                                                  See "By Wire"                          o Verify that your bank or credit
                                                                                         By Phone union is a member of the
                                                                                         Automated Clearing House (ACH)
                                                                                         system.


                                                                                         o
                                                                                         You should complete the "Bank Account
                                                                                         Information" on your account application.


                                                                                         o
                                                                                         When you are ready to add to your account,
                                                                                         call Alleghany Funds and tell the
                                                                                         representative the fund name, account
                                                                                         number, the name(s) in which the account
                                                                                         is registered and the amount of your
                                                                                         investment.
           -------------------------------------- -------------------------------------- --------------------------------------


Exchanging Shares
After you have opened an account with us, you can exchange your shares within Alleghany Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Alleghany Fund to another. All exchanges to open new fund accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800-922-8151 if you have chosen this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

The  Funds  reserve  the right to  limit,  impose  charges  upon,  terminate  or
otherwise   modify  the  exchange   privilege  by  sending   written  notice  to
shareowners.

Selling/Redeeming Shares

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares.

           -------------------------------------------------------------------------------------------------------------------
           Selling Shares
           -------------------------------------------------------------------------------------------------------------------
           -------------------------------------- ------------------------------------- --------------------------------------
                                                  Designed for...                       To sell some or all of your shares...
           -------------------------------------- ------------------------------------- --------------------------------------
           -------------------------------------- ------------------------------------- --------------------------------------
                                                  o Accounts of any type                o Write and sign a letter of
           By Mail                                                                      instruction indicating the fund
                                                  o Sales or redemptions of any size    name, fund number, your account number,
                                                                                        the name(s) in which the account is
                                                                                        registered and the dollar value or
                                                                                        number of shares you wish to sell.

                                                                                        o Include all signatures and any
                                                                                        additional documents that may be
                                                                                        required. (See "Selling Shares in
                                                                                        Writing.")

                                   o Mail to:
                                                                                                   Alleghany Funds
                                                                                                    P.O. Box 5164
                                                                                                Westborough, MA 01581


                                                                                        o
     A check will be mailed to the  name(s)  and address in which the account is registered.  If you would like the check mailed to a different address, you must write a letter of instruction and have it signature  guaranteed.  Usually,  your local bank can provide this service for
                                                                                        you.
           -------------------------------------- ------------------------------------- --------------------------------------
           -------------------------------------- ------------------------------------- --------------------------------------
                                                  o Non-retirement accounts             o For automated service 24 hours a
           By Phone                                                                     day using your touch-tone phone,
                                                  o Sales of up to $50,000              call 800-992-8151


                                                                                        o
                                                                                        To place your request with a Shareowner
                                                                                        Service Representative, call between 9am
                                                                                        and 7pm EST, Monday - Friday.

                                                                                        o
                                                                                        The Funds reserve the right to refuse any
                                                                                        telephone sales request and may modify the
                                                                                        procedures at any time.  The Funds make
                                                                                        reasonable attempts to verify that
                                                                                        telephone instructions are genuine, but
                                                                                        you are responsible for any loss that you
                                                                                        may bear from telephone requests.

           -------------------------------------- ------------------------------------- --------------------------------------
           -------------------------------------- ------------------------------------- --------------------------------------
                                                  o Requests by letter for sales of     o Complete the "Purchase, Exchange
                                                    any amount (accounts of any type)   and Redemption Authorization" section
            By Wire or ACH                                                              of your account application.


                                                  o Requests by phone for sales up to
                                                  $50,000 (accounts with telephone      o ACH sales proceeds will be sent on
                                                  redemption privileges)                the next business day (you should
                                                                                        allow 3 days to be received by your
                                                                                        bank).  There is no fee to sell
                                                                                        shares by ACH.


                                                                                        o
                                                                                        Wire sales proceeds will be wired on the
                                                                                        next business day after the sale (see
                                                                                        "Transaction Policies" for effective sale
                                                                                        day).  A $20 fee will be deducted from
                                                                                        your account.



                                                                                        o
                                                                                        The Funds reserve the right to refuse any
                                                                                        telephone sales request and may modify
                                                                                        the procedures at any time.  The Funds make
                                                                                        reasonable attempts to verify that
                                                                                        telephone instructions are genuine, but you
                                                                                        are responsible for any loss that you may
                                                                                        bear from telephone requests.

           -------------------------------------- ------------------------------------- --------------------------------------
           -------------------------------------- ------------------------------------- --------------------------------------
                                                  o Regular accounts                    o Request the checkwriting privilege
           By Money Market Checkwriting                                                 on your application.
                                                  o Alleghany/Chicago Trust Money
                                                  Market Fund only

                                                                                        o
                                                                                        Verify that the shares to be sold were
                                                                                        purchased more than 15 days earlier or were
                                                                                        purchased by wire.


                                                                                        o
                                                                                        You may write unlimited checks,
                                                                                        each for $500 or more. You cannot close an
                                                                                        account by writing a check.



                                                                                        o
                                                                                        You continue to earn dividends until checks
                                                                                        are presented for payment.  There is a
                                                                                        $30 charge for bounced checks.


                                                                                        o
                                                                                        Currently, there is no charge for
                                                                                        this privilege, but the Fund reserves the
                                                                                        right to add one.



                                                                                        o
                                                                                        Canceled checks are available upon request
                                                                                        but there is a fee to receive them.


                                                                                        o
                                                                                        The Fund may cancel this privilege at any
                                                                                        time by giving notice to you.

           -------------------------------------- ------------------------------------- --------------------------------------


     Selling Shares in Writing
     In certain circumstances, you must make your request to sell shares in writing. You may need to include a signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require signature guarantees if:
          your address of record has change within the past 30 days you are selling more than $50,000 worth of shares you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

     A signature guarantee must be from a member of the Signature Guarantee Medallion Program (generally, a bank, trust company, savings and loan association or any broker or securities dealer) for each person whose name is on the account. We may refuse any other source. A notary public cannot provide a signature guarantee.

         -------------------------------------------------- ----------------------------------------------------------------
         Seller                                             Requirements for Written Requests
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Owners of individual, joint, sole                  o Letter of instruction
         proprietorship, UGMA/UTMA, or general partner      o On the letter, the signatures and titles of all persons
         accounts                                           authorized to sign for the account, exactly as the account is registered
                                                            o Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Owners of corporate or association accounts        o Letter of instruction
                                                            o Corporate resolution certified within the past 12 months
                                                            o On the letter, the signatures and titles of all persons
                                                            authorized to sign for the account, exactly as the account is registered
                                                            o Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Owners or trustees of trust accounts               o Letter of instruction
                                                            o On the letter, the signature of the trustee(s)
                                                            o If the names of all trustees are not registered on the
                                                            account, a copy of the trust document certified within the past 12 months
                                                            o Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Joint tenancy shareowners whose co-tenants are     o Letter of instruction signed by the surviving tenant
         deceased                                           o Copy of death certificate
                                                            o Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Executors of shareowner estates                    o Letter of instruction signed by executor
                                                            o Copy of order appointing executor
                                                            o Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Administrators, conservators, guardians and        o Call 800-992-8151 for instructions
         other sellers or account types not listed above
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         IRA accounts                                       o IRA distribution request form completed and signed.
                                                            Call 800-922-8151 for a form.
         -------------------------------------------------- ----------------------------------------------------------------

     Redemptions in Kind
     The Funds normally pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareowner, whichever is less. Larger redemptions may be detrimental to existing shareowners. We reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

     Involuntary Redemptions
     To reduce expenses, we may sell your shares and close your account if the value of your account falls below $50. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

Transaction Policies

Calculating Share Price
When you buy, exchange or sell shares, the net asset value is used to price your purchase or sale. The NAV for each fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time) (ET) by dividing a class's net assets by the number of its shares outstanding. Generally, market quotes are used to price securities. If market quotations are not available, securities are valued at fair value as determined by the Board of Trustees.

Execution of Requests
Each fund is open on each business day that the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after Alleghany Funds or an authorized broker or designee receives your mail or telephone request in proper form. Purchase orders and redemption requests for Alleghany/Chicago Trust Money Market Fund must be received by 1:00 p.m. ET. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of Alleghany Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Alleghany Funds.

Alleghany Funds reserve the right to reject any purchase order and to suspend the offering of fund shares. The Funds also reserve the right to change the initial and additional investment minimums or to waive these minimums for any investor. Alleghany Funds reserves the right to delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

Money Market Trading
For Alleghany/Chicago Trust Money Market Fund, your purchase will be processed at the net asset value calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and Federal banks are closed (currently, Columbus Day and Veterans Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds. Checks must be made payable to "Alleghany Funds."

Short-Term Trading
The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve to right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareowners.


Account Policies and Dividends

Account Statements
In general, you will receive account statements:
      after every transaction (except a dividend reinvestment) that affects your account balance after any change of name or address of the registered owner(s) in all other circumstances, every quarter

Dividends
The following table shows the Funds' distribution schedule.

                                    Distribution Schedule
Funds       Dividends                       Capital Gains Distribution
Equity      o Declared and paid quarterly    o Distributed at least once a year,
                                               in December
Balanced    o Declared and paid quarterly    o Distributed at least once a year,
                                               in  December
Fixed Income o Declared and paid monthly    o Distributed at least once a year,
                                               in December
Money Market o Declared daily and paid monthly o Distributed at least once a year, in December

Dividend Reinvestments
Many investors have their dividends reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend record date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

Additional Investor Services

Automatic Investment Plan
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Alleghany Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
      complete the appropriate sections of the account application if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "Alleghany Funds." Mail your check and application to
     Alleghany Funds, P.O. Box 5164, Westborough, MA  01581

Systematic Withdrawal Plan
This plan may be used for periodic withdrawals from your account. To take advantage of this feature: you must have at least $50,000 in your account determine the schedule: monthly, quarterly, semi-annually, or annually call 800-992-8151 to add a systematic withdrawal plan to your account

Retirement Plans
Alleghany Funds offers a range of retirement plans, including Traditional and Roth IRAs, SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any Alleghany Fund (except Alleghany/Chicago Trust Municipal Bond Fund) with a low minimum investment of $500. For IRA accounts, you will be charged an annual maintenance fee of $15 for each IRA you own. This fee is paid through an automatic sale of shares from your account, unless otherwise instructed. To find out more, call Alleghany Funds at 800-992-8151.

Distribution Plan - 12b-1 Fees
To pay for the cost of promoting the Funds and servicing your shareowner account, the Funds, except for the Alleghany/Chicago Trust Money Market Fund, have adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of not more than 0.25% is paid out of each Fund's average daily net assets to reimburse the distributor for certain expenses associated with the distribution of fund shares. (Currently, Alleghany/Chicago Trust Municipal Bond Fund's fee is reduced to 0.10%.) Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

Portfolio Transactions and Brokerage Commissions
Alleghany Funds attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when Alleghany Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Advisers generally determine in good faith if the commission paid was reasonable in relation to the services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, Alleghany Funds considers a broker-dealer's reliability, the quality of its execution services and its financial condition.

                       Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in Alleghany Funds. If you have any tax-related questions relating to your own investments, please consult your tax advisor. Further information regarding the tax consequences of investing in the Funds is included in the SAI.


Dividends and Distributions

      The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

      The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

      Distributions  of any  net  investment  income  and of  any  net  realized short-term capital gain are taxable to you as ordinary income. Distributions of net capital gain (net long-term capital gain less any net short-term capital loss) are taxable as ordinary income regardless of how long you may have held the shares of the Fund.

      Dividends from  Alleghany/Chicago  Trust Municipal Bond Fund that are from
     tax-exempt   interest  are  generally   exempt  from  federal  income  tax.
     Distributions of net short-term gains or taxable interest are taxable.

      When you sell shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

      Each Fund is obligated by law to withhold 31% of Fund distributions if you do not provide complete and correct taxpayer identification information.

                              Financial Highlights

These financial highlights tables are to help you understand the Funds' financial performance. This information has been audited by KPMG Peat Marwick LLP, whose report, along with the Funds' financial statements, is included in the SAI.


Alleghany/Montag & Caldwell Growth Fund

                                                     Year Ended      Year Ended        Year Ended       Period Ended
                                                      10/31/98        10/31/97          10/31/96          10/31/95*
                                                     ------------ ------------------ --------------- --------------------
Per Share Data
Net Asset Value, Beginning of Period                      $22.68             $17.08          $13.16               $10.00
                                                          ------             ------          ------               ------
     Income from Investment Operations
     Net investment income (loss)                         (0.05)             (0.05)            0.00                 0.02
     Net realized and unrealized gain on                    4.07               5.79            3.93                 3.16
                                                            ----               ----            ----                 ----
     investments
     Total from investment operations                       4.02               5.74            3.93                 3.18
                                                            ----               ----            ----                 ----
     Less Distributions
     Distributions from and in excess of net                   -                  -          (0.01)               (0.02)
     investment income
     Distributions from net realized gain on              (0.21)             (0.14)            0.00                 0.00
                                                          ------             ------            ----                 ----
     investments
     Total distributions                                  (0.21)             (0.14)          (0.01)               (0.02)
                                                          ------             ------          ------               ------
Net increase in net asset value                             3.81               5.60            3.92                 3.16
                                                            ----               ----            ----                 ----
Net Asset Value, End of Period                            $26.49            $ 22.68         $ 17.08              $ 13.16
                                                          ======            =======         =======              =======

Total Return                                              17.90%             33.82%          29.91%           31.87% (2)

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)                 $1,004,356   $479,557           $166,243        $40,355
Ratio of expenses to average net assets:
     Before reimbursement of expenses by Advisor           1.12%              1.24%           1.32%                1.87%
     (1)
     After reimbursement of expenses by Advisor (1)        1.12%              1.23%           1.28%                1.30%
Ratio of net investment income to average net assets:
     Before reimbursement of expenses by Advisor         (0.22)%            (0.38)%         (0.10)%              (0.36)%
     (1)
     After reimbursement of expenses by Advisor (1)      (0.22)%            (0.37)%         (0.06)%                0.20%
Portfolio Turnover (1)                                    29.81%             18.65%          26.36%               34.46%

* Alleghany/Montag & Caldwell Growth Fund Class N Shares began operations on November 2, 1994.
(1) Annualized
(2) Not annualized


Alleghany/Chicago Trust Growth & Income Fund

                                                      Year Ended     Year Ended    Year Ended    Year Ended       Period
                                                       10/31/98       10/31/97      10/31/96      10/31/95        Ended
                                                                                                                10/31/94*
                                                      ------------ --------------- ------------ -------------- -------------
Per Share Data
Net Asset Value, Beginning of Period                       $19.73          $16.17       $12.90         $10.11        $10.00
                                                           ------          ------       ------         ------        ------
     Income from Investment Operations
     Net investment income (loss)                          (0.02)            0.08         0.11           0.09          0.07
     Net realized and unrealized gain on investments         4.73            3.91         3.34           2.79          0.10
                                                             ----            ----         ----           ----          ----
     Total from investment operations                        4.71            3.99         3.45           2.88          0.17
                                                             ----            ----         ----           ----          ----
     Less Distributions
     Distributions from and in excess of net               (0.01)          (0.09)       (0.11)         (0.09)        (0.06)
     investment income
     Distributions from net realized gain on               (1.37)          (0.34)       (0.07)           0.00          0.00
                                                           ------          ------       ------           ----          ----
     investments
     Total distributions                                   (1.38)          (0.43)       (0.18)         (0.09)        (0.06)
                                                           ------          ------       ------         ------        ------
Net increase in net asset value                              3.33            3.56         3.27           2.79          0.11
                                                             ----            ----         ----           ----          ----
Net Asset Value, End of Period                             $23.06         $ 19.73      $ 16.17        $ 12.90        $10.11
                                                           ======         =======      =======        =======        ======

Total Return                                               25.43%          25.16%       26.98%         28.66%     1.73% (2)

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)                  $367,666     $274,608        $205,133     $172,296       $12,282
Ratio of expenses to average net assets:
      Before reimbursement of expenses by Advisor           1.08%           1.12%        1.15%          1.50%         2.21%
      (1)
      After reimbursement of expenses by Advisor (1)        1.08%       1.07% (3)        1.00%      1.09% (4)         1.20%
Ratio of net investment income to average net assets:
      Before reimbursement of expenses by Advisor         (0.11)%           0.36%        0.62%          0.33%       (0.15)%
      (1)
      After reimbursement of expenses by Advisor (1)      (0.11)%           0.41%        0.77%          0.74%         0.86%
Portfolio Turnover (1)                                     34.21%          30.58%       25.48%          9.00%        37.01%

* Alleghany/Chicago Trust Growth & Income Fund began operations on December 13, 1993.
(1) Annualized
(2) Not annualized
(3) The Adviser's  reimbursement  level,  which  affects the net expense  ratio,
changed  from  1.00%  to  1.10%  on  February  28,  1997.   (4)  The   Adviser's
reimbursement  level, which affects the net expense ratio, changed from 1.20% to
1.00% on September 21, 1995.


Alleghany/Chicago Trust Talon Fund

                                                      Year Ended     Year Ended   Year Ended      Year         Period
                                                       10/31/98       10/31/97     10/31/96       Ended        Ended
                                                                                                10/31/95     10/31/94*
                                                     -------------- ------------- ------------ ------------ -------------
Per Share Data
Net Asset Value, Beginning of Period                        $17.60       $ 14.39       $12.07       $10.25       $ 10.00
                                                            ------       -------       ------       ------       -------
     Income from Investment Operations
     Net investment income                                    0.07          0.11         0.04         0.09          0.02
     Net realized and unrealized gain (loss) on             (1.59)          4.38         3.01         1.84          0.23
                                                            ------          ----         ----         ----          ----
     investments
     Total from investment operations                       (1.52)          4.49         3.05         1.93          0.25
                                                            ------          ----         ----         ----          ----
     Less Distributions
     Distributions from and in excess of net                (0.09)        (0.09)       (0.03)       (0.11)          0.00
     investment income
     Distributions from net realized gain on                (2.83)        (1.19)       (0.70)         0.00          0.00
                                                            ------        ------       ------         ----          ----
     investments
     Total distributions                                    (2.92)        (1.28)       (0.73)       (0.11)          0.00
                                                            ------        ------       ------       ------          ----
Net increase (decrease) in net asset value                  (4.44)          3.21         2.32         1.82          0.25
                                                            ------          ----         ----         ----          ----
Net Asset Value, End of Period                              $13.16       $ 17.60      $ 14.39      $ 12.07        $10.25
                                                            ======       =======      =======      =======        ======

Total Return                                              (10.54)%        33.47%       26.51%       18.92%     2.50% (2)

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)                 $22,728        $28,460       $17,418      $10,538      $4,355
Ratio of expenses to average net assets:
     Before reimbursement of expenses by Advisor             1.46%         1.67%        1.98%        3.04%         7.82%
     (1)
     After reimbursement of expenses by Advisor (1)          1.30%         1.30%        1.30%        1.30%         1.30%
Ratio of net investment income to average net assets:
     Before reimbursement of expenses by Advisor             0.30%         0.34%      (0.38)%      (0.97)%       (4.13)%
     (1)
     After reimbursement of expenses by Advisor (1)          0.46%         0.71%        0.30%        0.77%         2.39%
Portfolio Turnover (1)                                      78.33%       112.72%      126.83%      229.43%        33.66%

* Alleghany/Chicago Trust Talon Fund began operations on September 19, 1994.
(1) Annualized
(2) Not annualized


 Alleghany/Montag & Caldwell Balanced Fund

                                                             Year Ended       Year Ended     Year Ended    Period Ended
                                                              10/31/98         10/31/97       10/31/96      10/31/95*
                                                          ------------------ -------------- ------------- ---------------
Per Share Data
Net Asset Value, Beginning of Period                                 $16.01        $ 14.29       $ 12.12         $ 10.00
                                                                     ------        -------       -------         -------
     Income from Investment Operations
     Net investment income                                             0.27           0.25          0.27            0.26
     Net realized and unrealized gain on investments                   1.97           2.93          2.17            2.09
                                                                       ----           ----          ----            ----
     Total from investment operations                                  2.24           3.18          2.44            2.35
                                                                       ----           ----          ----            ----
     Less Distributions
     Distributions from and in excess of net investment              (0.27)         (0.25)        (0.27)          (0.23)
     income
     Distributions from net realized gain on investments             (0.38)         (1.21)          0.00            0.00
                                                                     ------         ------          ----            ----
     Total distributions                                             (0.65)         (1.46)        (0.27)          (0.23)
                                                                     ------         ------        ------          ------
Net increase in net asset value                                        1.59           1.72          2.17            2.12
                                                                       ----           ----          ----            ----
Net Asset Value, End of Period                                       $17.60        $ 16.01       $ 14.29         $ 12.12
                                                                     ======        =======       =======         =======

Total Return                                                         14.46%         24.26%        20.37%      23.75% (2)

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)                      $158,398           $ 82,719       $ 31,473      $ 21,908
Ratio of expenses to average net assets:
      Before reimbursement of expenses by Advisor (1)                 1.18%          1.33%         1.58%       2.50% (1)
      After reimbursement of expenses by Advisor (1)                  1.18%          1.25%         1.25%       1.25% (1)
Ratio of net investment income to average net assets:
      Before reimbursement of expenses by Advisor (1)                 1.67%          1.70%         1.83%       1.38% (1)
      After reimbursement of expenses by Advisor (1)                  1.67%          1.78%         2.16%       2.63% (1)
Portfolio Turnover (1)                                               59.02%         28.13%        43.58%          27.33%

* Alleghany/Montag & Caldwell Balanced Fund began operations on November 2, 1994.
(1) Annualized
(2) Not annualized



Alleghany/Chicago Trust Balanced Fund

                                                                Year Ended      Year Ended     Year Ended      Period
                                                                 10/31/98        10/31/97       10/31/96       Ended
                                                                                                             10/31/95*
                                                              ---------------- -------------- ------------- -------------
Per Share Data
Net Asset Value, Beginning of Period                                   $11.06         $ 9.60        $ 8.43        $ 8.34
                                                                       ------         ------        ------        ------
     Income from Investment Operations
     Net investment income                                               0.27           0.28          0.27          0.03
     Net realized and unrealized gain on investments                     1.65           1.60          1.16          0.06
                                                                         ----           ----          ----          ----
     Total from investment operations                                    1.92           1.88          1.43          0.09
                                                                         ----           ----          ----          ----
     Less Distributions
     Distributions from and in excess of net investment                (0.27)         (0.28)        (0.26)          0.00
     income
     Distributions from net realized gain on investments               (0.68)         (0.14)          0.00          0.00
                                                                       ------         ------          ----          ----
     Total distributions                                               (0.95)         (0.42)        (0.26)          0.00
                                                                       ------         ------        ------          ----
Net increase in net asset value                                          0.97           1.46          1.17          .009
                                                                         ----           ----          ----          ----
Net Asset Value, End of Period                                         $12.03        $ 11.06        $ 9.60        $ 8.43
                                                                       ======        =======        ======        ======

Total Return                                                           18.50%         20.10%        17.21%     1.08% (2)

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)                          $219,362         $ 187,993      $156,703      $152,820
Ratio of expenses to average net assets:
      Before reimbursement of expenses by Advisor (1)                   1.08%          1.13%         1.17%         1.19%
      After reimbursement of expenses by Advisor (1)                    1.08%      1.07% (3)         1.00%         1.00%
Ratio of net investment income to average net assets:
      Before reimbursement of expenses by Advisor (1)                   2.30%          2.70%         2.79%         2.56%
      After reimbursement of expenses by Advisor (1)                    2.30%          2.76%         2.96%         2.73%
Portfolio Turnover (1)                                                 40.28%         34.69%        34.29%         0.72%

* Alleghany/Chicago Trust Balanced Fund began operations on September 21, 1995.
(1) Annualized
(2) Not annualized
(3) The Adviser's reimbursement level, which affects the net expense ratio, changed from 1.00% to 1.10% on February 28, 1997.



Alleghany/Chicago Trust Bond Fund

                                                       Year Ended    Year Ended    Year Ended      Year         Period
                                                        10/31/98      10/31/97      10/31/96       Ended        Ended
                                                                                                 10/31/95     10/31/94*
                                                      ------------- -------------- ------------ ------------ -------------
Per Share Data
Net Asset Value, Beginning of Period                        $10.13         $ 9.89       $ 9.94       $ 9.21       $ 10.00
                                                            ------         ------       ------       ------       -------
     Income from Investment Operations
     Net investment income                                    0.60           0.61         0.60         0.60          0.50
     Net realized and unrealized gain (loss) on               0.15           0.23       (0.05)         0.73        (0.82)
                                                              ----           ----       ------         ----        ------
     investments
     Total from investment operations                         0.75           0.84         0.55         1.33        (0.32)
                                                              ----           ----         ----         ----        ------
     Less Distributions
     Distributions from and in excess of net                (0.61)         (0.60)       (0.60)       (0.60)        (0.47)
                                                            ------         ------       ------       ------        ------
     investment income
Net increase (decrease) in net asset value                    0.14           0.24       (0.05)         0.73        (0.79)
                                                              ----           ----       ------         ----        ------
Net Asset Value, End of Period                              $10.27        $ 10.13       $ 9.89       $ 9.94        $ 9.21
                                                            ======        =======       ======       ======        ======

Total Return                                                 7.66%          8.84%        5.76%       14.89%   (3.23)% (2)

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)                  $160,561      $120,532       $72,211      $70,490      $12,546
Ratio of expenses to average net assets:
      Before reimbursement of expenses by Advisor            0.96%          1.02%        1.10%        1.54%     2.02% (1)
      (1)
      After reimbursement of expenses by Advisor (1)         0.80%          0.80%        0.80%        0.80%     0.80% (1)
Ratio of net investment income to average net assets:
      Before reimbursement of expenses by Advisor            5.79%          6.02%        5.89%        5.78%     4.83% (1)
      (1)
      After reimbursement of expenses by Advisor (1)         5.95%          6.24%        6.19%        6.52%     6.05% (1)
Portfolio Turnover (1)                                      45.29%         17.76%       41.75%       68.24%        20.73%

* Alleghany/Chicago Trust Bond Fund began operations on December 13, 1993.
(1) Annualized
(2) Not annualized


Alleghany/Chicago Trust Municipal Bond Fund

                                                      Year Ended    Year Ended    Year Ended      Year         Period
                                                       10/31/98      10/31/97      10/31/96       Ended        Ended
                                                                                                10/31/95     10/31/94*
                                                     ------------- -------------- ------------ ------------ -------------
Per Share Data
Net Asset Value, Beginning of Period                       $10.19        $ 10.06      $ 10.08       $ 9.56       $ 10.00
                                                           ------        -------      -------       ------       -------
     Income from Investment Operations
     Net investment income                                   0.44           0.38         0.38         0.35          0.27
     Net realized and unrealized gain (loss)  on             0.17           0.12       (0.02)         0.52        (0.46)
                                                             ----           ----       ------         ----        ------
     investments
     Total from investment operations                        0.61           0.50         0.36         0.87        (0.19)
                                                             ----           ----         ----         ----        ------
     Less Distributions
     Distributions from and in excess of net               (0.44)         (0.37)       (0.38)       (0.35)        (0.25)
                                                           ------         ------       ------       ------        ------
     investment income
Net increase (decrease) in net asset value                   0.17           0.13       (0.02)         0.52        (0.44)
                                                             ----           ----       ------         ----        ------
Net Asset Value, End of Period                             $10.36        $ 10.19      $ 10.06      $ 10.08        $ 9.56
                                                           ======        =======      =======      =======        ======

Total Return                                                6.17%          5.13%        3.59%        9.29%   (1.92)% (2)

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)                 $13,210       $12,379        $11,186      $11,679      $10,462
Ratio of expenses to average net assets:
     Before reimbursement of expenses by Advisor            1.41%          1.64%        1.53%        2.16%         2.09%
     (1)
     After reimbursement of expenses by Advisor (1)     0.35% (3)          0.90%        0.90%        0.90%         0.90%
Ratio of net investment income to average net assets:
     Before reimbursement of expenses by Advisor            3.22%          3.00%        3.11%        2.37%         1.90%
     (1)
     After reimbursement of expenses by Advisor (1)         4.28%          3.74%        3.74%        3.63%         3.09%
Portfolio Turnover (1)                                     34.33%         16.19%       27.47%       42.81%    14.85% (2)

* Alleghany/Chicago Trust Municipal Bond Fund began operations on December 13, 1993.
(1) Annualized
(2) Not annualized
(3) The Adviser's  expense  reimbursement  level,  which reduces the net expense ratio, changed from 0.90% to 0.10% on February 27, 1998.


Alleghany/Chicago Trust Money Market Fund


                                                   Year Ended    Year Ended   Year Ended     Year Ended    Period Ended
                                                    10/31/98      10/31/97     10/31/96       10/31/95       10/31/94*
                                                  ------------- ------------- ------------ --------------- --------------
Per Share Data
Net Asset Value, Beginning of Period                    $ 1.00        $ 1.00       $ 1.00          $ 1.00         $ 1.00
                                                        ------        ------       ------          ------         ------
     Income from Investment Operations
     Net investment income                                0.05          0.05         0.05            0.05           0.03
                                                          ----          ----         ----            ----           ----
     Less distributions from net investment             (0.05)        (0.05)       (0.05)          (0.05)         (0.03)
                                                        ------        ------       ------          ------         ------
     income
Net Asset Value, End of Period                          $ 1.00        $ 1.00       $ 1.00          $ 1.00         $ 1.00
                                                        ======        ======       ======          ======         ======
Total Return                                             5.24%         5.15%        5.14%           5.56%      3.20% (2)

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)              $281,389      $238,551      $226,536     $206,075        $122,929
Ratio of expenses to average net assets:
    Before reimbursement of expenses by Advisor          0.52%         0.56%        0.59%           0.63%          0.64%
    (1)
    After reimbursement of expenses by Advisor       0.51% (3)         0.50%        0.50%       0.43% (2)          0.40%
    (1)
Ratio of net investment income to average net
assets
    Before reimbursement of expenses by Advisor          5.13%         5.00%        4.93%           5.24%          3.49%
    (1)
    After reimbursement of expenses by Advisor           5.14%         5.06%        5.02%           5.44%          3.73%
    (1)

* Alleghany/Chicago Trust Money Market Fund began operations on December 14, 1993.
(1) Annualized
(2) The Adviser's expense reimbursement level, which reduces the net expense ration, changed from 0.40% to 0.50% on July 12, 1995. (3) Effective February 27,
1998, the Adviser is no longer waiving fees or reimbursing expenses.

(Back Cover)
If you wish to know more about Alleghany Funds, you will find additional information in the following documents:

     Shareowner Reports You will receive Semi-Annual Reports dated April 30 and Annual Reports, audited by independent accountants, dated October 31. These reports contain a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

     Statement of Additional Information (SAI) The SAI, which is incorporated into this prospectus by reference and dated February 28, 1999, is available to you without charge. It contains more detailed information about the Funds.

How to Obtain Reports

         Contacting Alleghany Funds
         You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

                           Address: Alleghany Funds
                                            P.O. Box 5164
                                            Westborough, MA  01581
                           Phone:           800-992-8151
                           Website: www.alleghanyfunds.com


         Obtaining Information from the SEC
         You can visit the SEC's website at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-6009. To find out more about the Public Reference Room, you can call the SEC at 1-800-SEC-0330.





Investment Company Act File Number: 811-8004

                                 ALLEGHANY FUNDS


                          Montag & Caldwell Growth Fund
                         Montag & Caldwell Balanced Fund

                                   Prospectus


                                 Class I Shares


     February 28, 1999




 The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

                                   DEFINITIONS

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

"Bottom-up" - An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

Diversification - The practice of investing in a broad range of securities to reduce risk.

Equity securities - Equity securities include common stocks and preferred stocks and other securities convertible into common stock.

Expense ratio - A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

Investment objective - The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

Issuer - The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

      Large-cap stocks - Stocks that are issued by large companies. Alleghany Funds defines a large-cap company as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.

Management fee - The amount that a mutual fund pays to the investment adviser for its services.

Mutual fund - An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

Net asset value - The per share value of a mutual fund, found by subtracting the
fund's   liabilities   from  its  assets  and  dividing  the  number  of  shares
outstanding. Mutual funds calculate their NAVs at least once a day.

No-load fund - A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

Risk/reward trade-off - The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

Total return - A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

Yield - A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

                                TABLE OF CONTENTS

     [SIDEBAR: Thank you for your interest in Alleghany Funds. Alleghany Funds offer investors a variety of investment opportunities. This prospectus pertains only to Class I shares of Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund, members of the Alleghany Funds Family.]


Page

Fund Summaries
     Investment Objectives, Principal Investment Strategies and Risks

     Expense Information
Other Investment Strategies and Additional Risks
Management of the Funds
Shareowner Information
     Opening an Account - Buying Shares
     Exchanging Shares
     Selling/Redeeming Shares
     Transaction Policies
     Account Policies and Dividends
     Additional Investor Services
     Portfolio Transactions and Brokerage Commissions
Dividends, Distributions and Taxes
Financial Highlights
General Information




Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).

                          Montag & Caldwell Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

Principal Investment Strategies

The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that: have a strong history of earnings growth are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth have strong balance sheets have a sustainable competitive advantage are currently, or have the potential to become, industry leaders have the potential to outperform during market downturns

Principal Risks of Investing in this Fund

Equity funds have greater growth potential than many other funds, but they also have the greatest risk. No single equity fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program.

Growth investing involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. If an investor must sell shares when the fund price is down, he/she could lose money over short periods, and perhaps over longer periods during extended market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, a fund's performance may suffer.

     Manager risk: If a fund manager makes errors in security selection, the fund may underperform the stock market or its peers. Also, the fund could fail to meet its investment objective.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

Fund Performance

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the short-term up and down performance swings that funds experience as well as the long-term potential rewards.

Calendar Year Total Return

--------------------- -------------------- ------------------
1996*                 1997                 1998
--------------------- -------------------- ------------------
--------------------- -------------------- ------------------
15.31%                32.17%
--------------------- -------------------- ------------------

Best quarter: 2Q `97  21.35%         Worst quarter: 3Q `98  (14.24)%


The following table indicates how the Fund's average annual returns for different calendar periods compare to the returns of the Lipper Growth Fund Index.

Average Annual Total Return
(For the periods ended December 31, 1998)

------------------------------------------------ ---------------------------- -----------------------------
                                                 1 year                       Since Inception*
------------------------------------------------ ---------------------------- -----------------------------
------------------------------------------------ ---------------------------- -----------------------------
Montag & Caldwell Growth Fund
------------------------------------------------ ---------------------------- -----------------------------
------------------------------------------------ ---------------------------- -----------------------------
Lipper Growth Fund Index
------------------------------------------------ ---------------------------- -----------------------------

*Fund's Inception: June 28, 1996


As  with  all  mutual  funds,   past   performance  does  not  guarantee  future
performance.

                         Montag & Caldwell Balanced Fund

Investment Objective

The Fund seeks long-term total return by investing primarily in a combination of equity, fixed income and short-term securities.

Principal Investment Strategies

Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that have:
      a strong history of earnings growth
      attractive prices relative to the company's potential for above average long-term earnings and revenue growth strong balance sheets a sustainable competitive advantage the potential to become, or currently are, industry leaders the potential to outperform the market during downturns

When  choosing  fixed  income  securities,   the  portfolio  manager  emphasizes
diversification, credit analysis and sector rotation.

The portfolio manager may also invest in:
      U.S. government securities
      corporate bonds
      mortgage/asset-backed securities
      money market securities and repurchase agreements.

Principal Risks of Investing in this Fund

Market risk: A fund's share price moves up and down over the short term in response to stock market conditions, changes in the economy and a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. If an investor must sell shares when the fund price is down, he/she could lose money over short periods, and perhaps over longer periods during extended market downturns.

Growth stock risk: As a group, growth stocks tend to go through periodic cycles of outperforming and underperforming the general stock market. During periods of growth stock underperformance, the Fund's performance may suffer.

Manager risk: If a fund manager makes errors in security selection, the fund may underperform the stock or bond market or its peers. Also, the fund could fail to meet its investment objective.

Liquidity risk: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

Interest rate risk: Bond prices rise when interest rates fall, and they fall when interest rates rise. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

Credit risk: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue.

Issuer risk: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

                               EXPENSE INFORMATION

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

Shareowner Fees
As a benefit of investing with Alleghany Funds, you do not incur any sales loads, redemption fees or exchange fees.

Annual Fund Operating Expenses
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as a percentage of average net assets.

    ---------------------------------------- ------------------ --------------- -------------------
                   Fund (1)                   Management Fees   Other Expenses    Total Expense
                                                                                  Ratio
    ---------------------------------------- ------------------ --------------- -------------------
    ---------------------------------------- ------------------ --------------- -------------------
    Montag & Caldwell Growth                 0.73%              0.12%           0.85%
    ---------------------------------------- ------------------ --------------- -------------------
    ---------------------------------------- ------------------ --------------- -------------------
    Montag & Caldwell Balanced               0.75               0.20            0.95
    ---------------------------------------- ------------------ --------------- -------------------

      (1) For Montag & Caldwell Growth Fund, the ratios shown above reflect the expenses incurred during the fiscal year ended October 31, 1998. For Montag & Caldwell Balanced Fund, the expenses are based on estimated amounts for the current fiscal year.

(2) Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund offer two classes of shares that invest in the same portfolio of securities (Class I shares and Class N shares). Shareowners of Class I are not subject to a 12b-1 distribution plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class I shares offered by this prospectus.


Example
This hypothetical example shows the operating expenses you would incur as a shareowner if you invested $10,000 in a Fund over the time periods shown, assuming you reinvested all dividends and distributions and that the average annual return was 5%. The example assumes that operating expenses remained the same and includes only contractual fee waivers and reimbursements. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.

                                Fund                              1 year         3 years        5 years       10 years
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Montag & Caldwell Growth Fund                          $9            $27              $47           $105
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        ------------------------------------------------------ ------------- ---------------- ------------- -------------
        Montag & Caldwell Balanced Fund                        $10           $30              n/a           n/a
        ------------------------------------------------------ ------------- ---------------- ------------- -------------

                OTHER INVESTMENT STRATEGIES AND ADDITIONAL RISKS


Other Investment Strategies

In addition to the primary investment strategies described in our Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks and apply to each Fund unless otherwise indicated.

ADRs/EDRs
 The Funds may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, and European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent. The funds have no intention of investing in unsponsored ADRs or EDRs.

Collateralized Mortgage Obligations (CMOs)
Montag & Caldwell Balanced Fund may invest in CMOs. CMOs are fixed income securities secured by mortgage loans and other mortgage backed-securities and are generally considered to be derivatives. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

Convertible Securities
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Derivatives
Up to 20% of a Fund's assets can be invested in derivatives. Derivatives are used to enhance investment return or limit risk in a portfolio and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that a fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative.

     Fixed Income Securities The Equity Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a Fund.

Preferred Stocks
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets.

Rule 144A Securities
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.

Additional Risks


Defensive Strategy Risk
There may be times when a fund takes temporary positions that are inconsistent with its investment objectives or principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a fund would do this in seeking to avoid losses, it could reduce the benefit from any market upswings.

Year 2000
Like other business organizations and individuals around the world, each of the Funds could be adversely affected if the computer systems used by its Advisers and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." While Year 2000 problems could have a negative effect on the Funds, Alleghany Funds is working to avoid such problems and to obtain assurance from its service providers that they are taking similar steps. The Year 2000 Problem could also affect the companies in which the Funds invest.


More  information  about  other  investment   strategies  and  additional  risks
associated with investing in Alleghany Funds can also be found in the Statement of Additional Information (SAI).

                             MANAGEMENT OF THE FUNDS

The Adviser

Montag & Caldwell, Inc. is the Adviser to Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund. The firm was founded in 1945 and is an indirect wholly owned subsidiary of the Alleghany Corporation. As of December 31, 1998, Montag & Caldwell managed approximately $24 billion in assets.

For providing investment advisory services, the Funds have agreed to pay Montag & Caldwell a monthly fee based on the average daily net assets of each Fund. The following table shows the breakout of the fees.

                              Montag & Caldwell Growth Fund
First $800 million                        0.80%
Over $800 million
                                          0.60%

                             Montag & Caldwell Balanced Fund
On all assets                             0.75%

Investment management teams at Montag & Caldwell make the investment decisions for each Fund. Ronald E. Canakaris has managed the investment program of each Fund since its inception. He has been President and Chief Investment Officer of Montag & Caldwell since 1984.

                             SHAREOWNER INFORMATION


Opening an Account

     Read this prospectus carefully.
     Determine how much you want to invest. The minimum initial investments for the Funds are as follows:
         Montag & Caldwell Growth Fund: $5 million
         Montag & Caldwell Balanced Fund: $1 million
         Balances can be aggregated to meet the minimum investment requirements for the accounts of :
                   clients of financial consultants
                   immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws) a corporation or other legal entity
          Initial minimum investment requirements may be waived:
                   for Trustees and employees of Montag & Caldwell and its affiliated companies with a "letter of intent" - this letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement
      Complete the account application and carefully follow the instructions. If you have any questions, please call 800-992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
      Make your initial investment using the following table as a guideline.

           --------------------------------------------------------------------------------------------------------------------
           Buying Shares
           --------------------------------------------------------------------------------------------------------------------
           -------------------------------------- -------------------------------------- --------------------------------------
                                                  To open an account                     To add to an account (no minimum for
                                                                                         subsequent investments)
           -------------------------------------- -------------------------------------- --------------------------------------
           -------------------------------------- -------------------------------------- --------------------------------------
                                                  o  Complete and sign your              o Return the investment slip from a
           By Mail                                application.  Make your check          statement with your check in the
                                                  payable to the fund you are            envelope provided and mail to:
                                                  investing in and mail to:                         Alleghany Funds
                                                             Alleghany Funds                         P.O. Box 5163
                                                              P.O. Box 5164                      Westborough, MA 01581
                                                          Westborough, MA 01581
                                                                                         o We accept checks, bank drafts and
                                                  o  We accept checks, bank drafts and   money orders for purchases.  Checks
                                                  money  orders for  purchases.  Checks  must be drawn on U.S. banks.
                                                  must be drawn on U.S.  banks to avoid
                                                  any  fees  or  delays  in  processing  o We do not accept third party
                                                  your check.                            checks, which are checks made
                                                                                         payable to someone other than the
                                                  o We do not accept third party         Funds.
                                                  checks, which are checks made
                                                  payable to someone other than the
                                                  Funds.
           -------------------------------------- -------------------------------------- --------------------------------------
           -------------------------------------- -------------------------------------- --------------------------------------
           By Wire                                o Obtain a fund number and account     o Instruct your bank (who may charge
                                                  number by calling Alleghany Funds at   a fee) to wire the amount of your
                                                  800-992-8151.                          additional investment.

                                                  o Instruct your bank (who may charge   o    Give    the    following    wire
                                                  a fee) to wire the amount of your      information to your bank:
                                                  investment.                                 Boston Safe Deposit & Trust
                                                                                                   ABA #01-10-01234
                                                  o    Give    the    following    wire          For: Alleghany Funds
                                                  information to your bank:                           A/C 140414
                                                       Boston Safe Deposit & Trust            FBO "Alleghany Fund Number"
                                                            ABA #01-10-01234                     "Your Account Number"
                                                          For: Alleghany Funds
                                                               A/C 140414
                                                       FBO "Alleghany Fund Number"
                                                          "Your Account Number"

                                                  o Return your completed application
                                                  to:
                                                             Alleghany Funds
                                                              P.O. Box 5164
                                                          Westborough, MA 01581
           -------------------------------------- -------------------------------------- --------------------------------------
                                                  See "By Wire"                          o When you are ready to add to your
           By Phone                                                                      account, call Alleghany Funds and tell
                                                                                         the representative the fund name,
                                                                                         account number, the name(s) in
                                                                                         which the account is registered and
                                                                                         the amount of your investment.
           -------------------------------------- -------------------------------------- --------------------------------------


Exchanging Shares
After you have opened an account with us, you can exchange your shares within Alleghany Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Alleghany Fund to another. All exchanges to open new fund accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800-922-8151 if you have chosen this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

The  Funds  reserve  the right to  limit,  impose  charges  upon,  terminate  or
otherwise   modify  the  exchange   privilege  by  sending   written  notice  to
shareowners.

Selling/Redeeming Shares

     Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares.

           -------------------------------------------------------------------------------------------------------------------
           Selling Shares
           -------------------------------------------------------------------------------------------------------------------
           -------------------------------------- ------------------------------------- --------------------------------------
                                                  Designed for...                         To sell some or all of your shares...
           -------------------------------------- ------------------------------------- --------------------------------------
           -------------------------------------- ------------------------------------- --------------------------------------
                                                  o Accounts of any type                o Write and sign a letter of
           By Mail                                                                      instruction indicating the fund
                                                  o Sales or redemptions of any size    name, fund number, your account
                                                                                        number, the name(s) in which
                                                                                        the account is  registered and
                                                                                        the dollar value or number of
                                                                                        shares you wish to sell.

                                                                                        o Include all signatures and any
                                                                                        additional documents that may be
                                                                                        required. (See "Selling Shares in
                                                                                        Writing.")

                                                                                        o Mail to:
                                                                                                   Alleghany Funds
                                                                                                    P.O. Box 5164
                                                                                                Westborough, MA 01581


                                                                                        o A check will be mailed to the
                                                                                        name(s) and address in which the
                                                                                        account is registered.  If you would
                                                                                        like the check mailed to a different
                                                                                        address, you must write a letter of
                                                                                        instruction and have it signature
                                                                                        guaranteed.  Usually, your local bank
                                                                                        can provide this service for you.

           -------------------------------------- ------------------------------------- --------------------------------------
           -------------------------------------- ------------------------------------- --------------------------------------
                                                  o Sales of up to $50,000              o For automated service 24 hours a
           By Phone                                                                     day using your touch-tone phone,
                                                                                        call 800-992-8151


                                                                                        o To place your request with a
                                                                                        Shareowner Service Representative,
                                                                                        call between 9am and 7pm ET,
                                                                                        Monday - Friday.

                                                                                        o The Funds reserve the right to
                                                                                        refuse any telephone sales request
                                                                                        and may modify the procedures at any
                                                                                        time.  The Funds make reasonable
                                                                                        attempts to verify that telephone
                                                                                        instructions are genuine, but you are
                                                                                        responsible for any loss that you may
                                                                                        bear from telephone requests.

           -------------------------------------- ------------------------------------- --------------------------------------
           -------------------------------------- ------------------------------------- --------------------------------------
                                                  o Requests by letter for sales of     o Complete the "Telephone
           By Wire or ACH                         any amount (accounts of any type)     Redemption" privilege section of
                                                                                        your account application.
                                                  o Requests by phone for sales up to
                                                  $50,000 (accounts with telephone      o ACH sales proceeds will be sent on
                                                  redemption privileges)                the next business day (you should
                                                                                        allow 3 days to be received by your
                                                                                        bank).  There is no fee to sell
                                                                                        shares by ACH.


                                                                                        o Wire sales proceeds will be wired on
                                                                                        the next business day after the sale
                                                                                        (see "Transaction Policies" for
                                                                                        effective sale day).  A $20 fee will be
                                                                                        deducted from your account.


                                                                                        o The Funds reserve the right to refuse
                                                                                        any telephone sales request and may
                                                                                        modify the procedures at any time.
                                                                                        The Funds make reasonable attempts to
                                                                                        verify that telephone instructions are
                                                                                        genuine, but you are responsible for
                                                                                        any loss that you may bear from
                                                                                        telephone requests.
           -------------------------------------- ------------------------------------- --------------------------------------


     Selling Shares in Writing
     In certain circumstances, you must make your request to sell shares in writing. You may need to include a signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require signature guarantees if:
      your address of record has change within the past 30 days you are selling more than $50,000 worth of shares you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

     A signature guarantee must be from a member of the Signature Guarantee Medallion Program (generally, a bank, trust company, savings and loan association or any broker or securities dealer) for each person whose name is on the account. We may refuse any other source. A notary public cannot provide a signature guarantee.

         -------------------------------------------------- ----------------------------------------------------------------
         Seller                                             Requirements for Written Requests
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Owners of individual, joint, sole                  o Letter of instruction
         proprietorship, UGMA/UTMA, or general partner      o On the letter, the signatures and titles of all persons
         accounts                                           authorized to sign for the account, exactly as the account is registered
                                                            o Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Owners of corporate or association accounts        o Letter of instruction
                                                            o Corporate resolution certified within the past 12 months
                                                            o On the letter, the signatures and titles of all persons
                                                            authorized to sign for the account, exactly as the account is registered
                                                            o Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Owners or trustees of trust accounts               o Letter of instruction
                                                            o On the letter, the signature of the trustee(s)
                                                            o If the names of all trustees are not registered on the
                                                            account, a copy of the trust document certified within the past 12 months
                                                            o Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Joint tenancy shareowners whose co-tenants are     o Letter of instruction signed by the surviving tenant
         deceased                                           o Copy of death certificate
                                                            o Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Executors of shareowner estates                    o Letter of instruction signed by executor
                                                            o Copy of order appointing executor
                                                            o Signature guarantee, if applicable (see above)
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         Administrators, conservators, guardians and        o Call 800-992-8151 for instructions
         other sellers or account types not listed above
         -------------------------------------------------- ----------------------------------------------------------------
         -------------------------------------------------- ----------------------------------------------------------------
         IRA accounts                                       o IRA distribution request form completed and signed.
                                                            Call 800-922-8151 for a form.
         -------------------------------------------------- ----------------------------------------------------------------

     Redemptions in Kind
     The Funds normally pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareowner, whichever is less. Larger redemptions may be detrimental to existing shareowners. We reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

Transaction Policies

Calculating Share Price
When you buy, exchange or sell shares, the net asset value is used to price your purchase or sale. The NAV for each fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time) (ET) by dividing a class's net assets by the number of its shares outstanding. Generally, market quotes are used to price securities. If market quotations are not available, securities are valued at fair value as determined by the Board of Trustees.

Execution of Requests
Each fund is open on each business day that the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after Alleghany Funds or an authorized broker or designee receives your mail or telephone request in proper form. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of Alleghany Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Alleghany Funds.

Alleghany Funds reserve the right to reject any purchase order and to suspend the offering of fund shares. The Funds also reserve the right to change the initial and additional investment minimums or to waive these minimums for any investor. Alleghany Funds reserves the right to delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

Short-Term Trading
The Funds are not designed for frequent trading in response to short-term swings in the market and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve to right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareowners.


Account Policies and Dividends

Account Statements
In general, you will receive account statements:
      after every transaction (except a dividend reinvestment) that affects your account balance after any change of name or address of the registered owner(s) in all other circumstances, every quarter

Dividends
The following table shows the Funds' distribution schedule.

                              Distribution Schedule
Fund                                   Dividends                      Capital Gains Distribution
Montag & Caldwell Growth Fund
                                       o Declared and paid quarterly  o Distributed at least once a year, in
Montag & Caldwell Balanced Fund                                       December

Dividend Reinvestments
Many investors have their dividends reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend record date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

Portfolio Transactions and Brokerage Commissions
Alleghany Funds attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when Alleghany Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, Alleghany Funds considers a broker-dealer's reliability, the quality of its execution services and its financial condition.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Certain tax considerations may apply to your investment in Alleghany Funds. If you have any tax-related questions relating to your own investments, please consult your tax advisor. Further information regarding the tax consequences of investing in the Funds is included in the SAI.


Dividends and Distributions

               The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

               The tax  treatment of  dividends  and  distributions  is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

               Distributions  of any  net  investment  income  and  of  any  net realized short-term capital gain are taxable to you as ordinary income. Distributions of net capital gain (net long-term capital gain less any net short-term capital loss) are taxable as ordinary income regardless of how long you may have held the shares of the Fund.

               When  you  sell  shares  in  a  non-retirement   account,  it  is
              considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

               Each  Fund  is   obligated   by  law  to  withhold  31%  of  Fund
distributions if you do not provide complete and correct taxpayer identification information.

                              FINANCIAL HIGHLIGHTS

These financial highlight tables are intended to help you understand the fund's financial performance since it began operations in June 1996 to the end of the most recent fiscal year. This information has been audited by KPMG Peat Marwick LLP, whose report, along with the Fund's financial statement, is included in the SAI.
Montag & Caldwell Balanced Fund had not commenced operations before October 31, 1998.


Montag & Caldwell Growth Fund

                                                             Year Ended 10/31/98      Year Ended         Period Ended
                                                                                       10/31/97            10/31/96*
                                                             --------------------- ------------------ --------------------
Per Share Data
Net Asset Value, Beginning of Period                                       $22.75             $17.08               $15.59
                                                                           ------             ------               ------
     Income from Investment Operations
     Net investment income (loss)                                            0.01               0.00                 0.02
     Net realized and unrealized gain on investments                         4.10               5.81                 1.49
                                                                             ----               ----                 ----
     Total from investment operations                                        4.11               5.81                 1.51
                                                                             ----               ----                 ----
     Less Distributions
     Distributions from and in excess of net investment                      0.00               0.00               (0.02)
     income
     Distributions from net realized gain on investments                   (0.21)             (0.14)                 0.00
                                                                           ------             ------                 ----
     Total distributions                                                   (0.21)             (0.14)               (0.02)
                                                                           ------             ------               ------
Net increase in net asset value                                              3.90               5.67                 1.49
                                                                             ----               ----                 ----
Net Asset Value, End of Period                                             $26.65             $22.75              $ 17.08
                                                                           ======             ======              =======

Total Return                                                               18.24%             34.26%            9.67% (2)

Ratios/Supplemental Data
Net Assets, End of Period (in 000's)                         $738,423              $268,861           $52,407
Ratio of expenses to average net assets:
     Before reimbursement of expenses by Advisor (1)                        0.85%              0.93%                0.98%
     After reimbursement of expenses by Advisor (1)                         0.85%              0.93%                0.98%
Ratio of net investment income to average net assets:
     Before reimbursement of expenses by Advisor (1)                        0.05%            (0.07)%                0.17%
     After reimbursement of expenses by Advisor (1)                         0.05%            (0.06)%                0.17%
Portfolio Turnover (1)                                                     29.81%             18.65%               26.36%

* Montag & Caldwell Growth Fund Class I shares commenced  operations on June 28,
1996.
(1)      Annualized
(2)      Not Annualized

(Outside Back Cover)
If you wish to know more about Alleghany Funds, you will find additional information in the following documents:

Shareowner Reports
You will receive Semi-Annual Reports dated April 30 and Annual Reports, audited by independent accountants, dated October 31. These reports contain a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

     Statement of Additional Information (SAI) The SAI, which is incorporated into this prospectus by reference and dated February 28, 1999, is available to you without charge. It contains more detailed information about the Funds.

How to Obtain Reports

         Contacting Alleghany Funds
         You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

                           Address: Alleghany Funds
                                            P.O. Box 5164
                                            Westborough, MA  01581
                           Phone:           800-992-8151
                           Website: www.alleghanyfunds.com


         Obtaining Information from the SEC
         You can visit the SEC's website at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-6009. To find out more about the Public Reference Room, you can call the SEC at 1-800-SEC-0330.





Investment Company Act File Number: 811-8004

                                 ALLEGHANY FUNDS

                     Alleghany/Montag & Caldwell Growth Fund
                  Alleghany/Chicago Trust Growth & Income Fund
                       Alleghany/Chicago Trust Talon Fund
                  Alleghany/Chicago Trust Small Cap Value Fund
                    Alleghany/Veredus Aggressive Growth Fund
                    Alleghany/Montag & Caldwell Balanced Fund
                      Alleghany/Chicago Trust Balanced Fund
                        Alleghany/Chicago Trust Bond Fund
                   Alleghany/Chicago Trust Municipal Bond Fund
                    Alleghany/Chicago Trust Money Market Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 28, 1999

         This Statement of Additional Information provides supplementary information pertaining to shares representing interests in ten investment portfolios of Alleghany Funds (the "Company"): Alleghany/Montag & Caldwell Growth Fund; Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, Alleghany/Chicago Trust Municipal Bond Fund and Alleghany/Chicago Trust Money Market Fund. Each Fund offers Class N shares for retail investors. Montag & Caldwell Balanced Fund and Montag & Caldwell Growth Fund also offer Class I shares for institutional investors.

         This Statement of Additional Information is not a Prospectus, and should be read only in conjunction with the Prospectus for the Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, Alleghany/Chicago Trust Municipal Bond Fund and Alleghany/Chicago Trust Money Market Fund dated February 28, 1999 and the Prospectus for Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund - Class I Shares, dated February 28, 1999 (each a "Prospectus"). No investment in shares should be made without first reading the Prospectus.
Prospectus copies may be obtained without charge from the Company at the address and telephone number below.

Alleghany Funds:                                    Investment Advisers:

P.O. Box 5164                                       CHICAGO TRUST COMPANY
Westborough, MA 01581                               171 North Clark Street
(800) 992-8151                                      Chicago, IL 60601-3294


                             MONTAG & CALDWELL, INC.
                       3343 Peachtree Road, NE, Suite 1100
                             Atlanta, GA 30326-1450


                          VEREDUS ASSET MANAGEMENT LLC
                        6900 Bowling Boulevard, Suite 250
                              Louisville, KY 40207

         No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Company or its distributor. The Prospectus does not constitute an offering by the Company or by the distributor in any jurisdiction in which such offering may not lawfully be made.


                                TABLE OF CONTENTS
                                                                Page

THE FUNDS
INVESTMENT POLICIES AND RISK CONSIDERATIONS
INVESTMENT RESTRICTIONS
TRUSTEES AND OFFICERS
PRINCIPAL HOLDERS OF SECURITIES
INVESTMENT ADVISORY AND OTHER SERVICES
     Investment Advisory Agreements
     Sub-Investment Advisory Agreement
     The Administrator and Sub-Administrator
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
TAXES
NET ASSET VALUE
DIVIDENDS
PERFORMANCE INFORMATION
OTHER INFORMATION
APPENDIX A
APPENDIX B

 The Annual Report including Audited Financial Statements dated October 31, 1998


                     Alleghany/Montag & Caldwell Growth Fund
                  Alleghany/Chicago Trust Growth & Income Fund
                       Alleghany/Chicago Trust Talon Fund
                      Alleghany/Chicago Trust Balanced Fund
                    Alleghany/Montag & Caldwell Balanced Fund
                        Alleghany/Chicago Trust Bond Fund
                   Alleghany/Chicago Trust Municipal Bond Fund
                    Alleghany/Chicago Trust Money Market Fund

                                    THE FUNDS

         Alleghany Funds, 171 North Clark Street, Chicago, Illinois 60601-3294, is a no-load, open-end management investment company which currently offers ten series of shares of beneficial interest representing separate portfolios of investments: Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, Alleghany/Chicago Trust Municipal Bond Fund, and Alleghany/Chicago Trust Money Market Fund (collectively referred to as "Funds" or individually as a "Fund"). The Company was established as a Delaware business trust on September 10, 1993.

                   INVESTMENT POLICIES AND RISK CONSIDERATIONS

         The following supplements the information contained in the Prospectus concerning the investment policies of the Funds. Except as otherwise stated below or in the Prospectus, all Funds may invest in the portfolio investments included in this section.

         The investment practices described below, except for the discussion of portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareowners.

         Certain of the following investment instruments are generally considered "derivative" in nature and are so noted. While not a fundamental policy, each Fund that is permitted the use of such instruments will generally limit its aggregate holdings of such instruments to 20% or less of its total assets.

RESTRICTED SECURITIES

         Each Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933, as amended (the "1933 Act") to no more than 5% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by a Fund's Investment Adviser, pursuant to guidelines adopted by the Company's Board of Trustees.

CONVERTIBLE SECURITIES

         Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareowners. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareowners.

MONEY MARKET INSTRUMENTS AND RELATED RISKS

     All Funds may invest in money market instruments, including bank obligations and commercial paper. Money market instruments in which the Funds may invest include, but are not limited to the following: short-term corporate obligations; Certificates of Deposit ("CDs"); Eurodollar Certificates of Deposit ("Euro CDs"); Yankee Certificates of Deposit ("Yankee CDs"); foreign bankers' acceptances; foreign commercial paper; letter of credit-backed commercial paper; time deposits; loan participations ("LPs"); variable- and floating-rate instruments; and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denom inated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by Alleghany/Chicago Trust Money Market Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.


Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the investment is minimal.


         Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

         Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

Commercial paper may include variable and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable and floating-rate instruments could reduce portfolio liquidity.


Borrowing

         The Funds may not borrow money or issue senior securities, except as described in this paragraph. Each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. The Funds may not mortgage, pledge, or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund. The Funds may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. The Funds have no intention of increasing their net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

Illiquid Securities

         All Funds may invest up to 15% (10% in the case of Alleghany/Chicago Trust Money Market Fund) of their respective net assets in securities which are illiquid. Illiquid securities will generally include, but are not limited to: repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; interest rate, currency and mortgage swap agreements; interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act.

Variable- and Floating-Rate Instruments and Related Risks

         With respect to the variable- and floating-rate instruments that may be acquired by Alleghany/Chicago Trust Balanced Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Municipal Bond Fund, the Investment Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets a Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

         Because variable and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded, and there is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

         The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

 Loan Participations

         All Funds may engage in LPs. LPs are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

         The borrower of the underlying loan will be deemed to be the issuer except to the extent the Fund derives its rights from the intermediary bank which sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, the Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the Investment Adviser, they cannot be sold within seven days.

Foreign Bankers' Acceptances

         All Funds may purchase foreign bankers' acceptances, although Alleghany/Chicago Trust Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Foreign bankers' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved, to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

Foreign Commercial Paper

         All Funds may purchase foreign commercial paper, although Alleghany/Chicago Trust Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, either issued directly by a foreign firm in the U.S., or issued by a "domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's, S&P) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

Eurodollar Certificates of Deposit

         A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London.

Yankee Certificates of Deposit

         Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches which are located in the United States, typically in New York. These CDs are treated as domestic securities.

Repurchase Agreements

         All Funds may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from the Fund at a later date at a fixed price. Repurchase agreements are considered, under the 1940 Act, to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

         The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered loans by a Fund under the 1940 Act.

         The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Adviser or Sub-Investment Adviser. The Investment Adviser or Sub-Investment Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

         Each Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement. The securities held subject to a repurchase agreement by Alleghany/Chicago Trust Money Market Fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months.

Reverse Repurchase Agreements

         All Funds may enter into reverse repurchase agreements with banks and broker dealers. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account cash, or liquid, securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. (Liquid securities as used in the prospectus and this Statement of Additional Information include equity securities and debt securities that are unencumbered and marked-to-market daily.) Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities.

Rule 144A Securities

         All Funds may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser or Sub-Investment Adviser, under guidelines approved by the Company's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Securities Lending

         All Funds may seek additional income from time to time by lending their respective portfolio securities on a short-term basis to banks, brokers and dealers under agreements. Loans of portfolio securities by each Fund will be collateralized by cash held in non-interest bearing demand accounts, letters of credit or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities which will be maintained at all times in an amount equal to the current market value of the loaned securities. No Fund may make such loans in excess of 25% of the value of its total assets. The major risk to which the Funds would be exposed on a loan transaction is the risk that the borrower would become bankrupt at a time when the value of the security goes up. Therefore, a Fund will only enter into loan arrangements after a review by the Investment Adviser, subject to overall supervision by the Board of Trustees, including a review of the creditworthiness of the borrowing broker-dealer or other institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Investment Adviser.

Securities of Other Investment Companies

         All Funds may invest in securities issued by other investment companies which invest in securities in which the particular Fund is permitted to invest and which determine their net asset value per share based on the amortized cost or penny-rounding method. As a shareowner of another investment company, each Fund would bear, along with other shareowners, its pro rata portion of the such investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

         Each Fund intends to limit its investments in securities issued by other investment companies prescribed by the 1940 Act so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund as a whole.

Short-Term Trading

         All Funds may engage in short-term trading. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.

Zero Coupon Bonds

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Talon Fund and Alleghany/Chicago Trust Money Market Fund may invest in zero coupon securities, which are debt securities issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.

          Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The original issue discount on the zero coupon bonds must be included ratably in the income of the Funds as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss.

Lower-Grade Debt Securities and Related Risks

              Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, and Alleghany/Chicago Trust Municipal Bond Fund may invest in securities with high yields and high risks. Alleghany/Chicago Trust Growth & Income Fund may invest up to 10% of its assets in such securities. Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, and Alleghany/Chicago Trust Municipal Bond Fund may each invest up to 20% of their respective assets in such securities.

         Fixed income securities rated lower than "Baa3" by Moody's or "BBB-" by S&P, frequently referred to as "junk bonds," are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk. Such medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations; or similar events. Also, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

         Medium- and low-grade bonds may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, these bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share. There can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn.

         In the past, the high yields from low-grade bonds have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on high-yield bonds in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. Further, the recent economic recession has resulted in default levels with respect to such securities in excess of historic averages.

         The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low- and medium-rated bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve valuation difficulties.

         Especially at such times, trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

         Youth and Growth of Lower-Rated Securities Market -- The recent growth of the lower-rated securities market has paralleled a long economic expansion, and it has not weathered a recession in the market's present size and form. An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolios of the Funds which hold these securities.

         Sensitivity to Interest Rate and Economic Changes -- The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a lower-rated security defaulted, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and a Fund's net asset values.

         Liquidity and Valuation -- To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation's fair value may be difficult to determine because of the absence of reliable, objective data. As a result, a Fund's valuation of the obligation and the price it could obtain upon its disposition could differ.

         Credit Ratings -- The credit ratings of Moody's and S&P are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities. Also, credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the Investment Adviser or Sub-Investment Adviser also performs its own analysis of issuers in selecting investments for the Funds. The Investment Adviser's or Sub-Investment Adviser's analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations.

         Yields and Ratings -- The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments, and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share.

Derivative Investments

         The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, or a specific security, or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of a derivative instrument and the Fund's overall portfolio.

         Each Fund permitted the use of derivatives may engage in such practices for hedging purposes, or to maintain liquidity, or in anticipation of changes in the composition of its portfolio holdings. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Investment Adviser to be consistent with the Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to the Fund's other portfolio investments.

         Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the Investment Adviser will generally not exceed 20% of total assets for any Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. Listed below, including risks and policies with respect thereto, are the types of securities in which certain Funds are permitted to invest which are considered by the Investment Adviser to be derivative in nature.

Options and Related Risks

         All  Funds  except   Alleghany/Chicago  Trust  Money  Market  Fund  and
Alleghany/Chicago Trust Small Cap Value Fund may buy put and call options and write covered call and secured put options.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g. on securities it holds in its portfolio).

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Fund's total assets. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be held in a segregated account for such options. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the judgment of its Investment Adviser or Sub-Investment Adviser is incorrect with respect to interest rates, security prices or the movement of indices.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         A Fund may use options traded on U.S. exchanges, and to the extent permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

         These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices, or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

         These Funds will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities, in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value.

         A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' Custodian in an amount not less than the exercise price of the option at all times during the option period.

         A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

         There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         Purchasing Call Options -- Each of these Funds may purchase call options to the extent that premiums paid by such Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

         A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

         Covered Call Writing -- Each of these Funds may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Adviser or Sub-Investment Adviser determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

         Purchasing Put Options -- Each of these Funds may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         Each of these Funds may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         Writing Put Options -- Each of these Funds may also write put options on a secured basis which means that a Fund will maintain in a segregated account with its Custodian, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Investment Adviser or Sub-Investment Adviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

Futures Contracts and Related Risks

         All Funds, except Alleghany/Chicago Trust Money Market Fund, Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund, may engage in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets, after taking into account unrealized profits and unrealized losses on any such contracts. At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

         Any gain derived by the Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by the Fund, will be distributed to shareowners and will be taxable to shareowners as a combination of ordinary income and long-term capital gain.

         A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will create a segregated account of cash or liquid securities, or will otherwise cover its position in accordance with applicable requirements of the SEC.

         The Funds may enter into contracts for the purchase or sale for future delivery of securities, including index contracts. Futures contracts are generally considered to be derivative securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

         The Funds may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices, or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

         With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option which a Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for Federal tax purposes, will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

     Forward   Commitments,   When-Issued   Securities,   and  Delayed  Delivery
Transactions and Related Risks

         All Funds, except Alleghany/Chicago Trust Money Market Fund and Alleghany/Chicago Trust Small Cap Value Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery, or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery, or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its Investment Adviser or Sub-Investment Adviser deems it appropriate to do so.

         The Funds may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

         When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund's Custodian will maintain in a segregated account: cash, or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

Interest Rate Swaps and Related Risks

         Only Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, and Alleghany/Chicago Trust Municipal Bond Fund, in order to help enhance the value of their respective portfolios, or manage exposure to different types of investments, may enter into interest rate currency, and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars" for hedging purposes and not for speculation. Interest rate swaps are generally considered to be derivative transactions. In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount in return for payments equal to a fixed interest rate on the same amount for a specified period. Swaps involve the exchange between a Fund and another party of their respective rights to receive interest, e.g., an exchange of fixed-rate payments for floating-rate payments. For example, if a Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed-rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect a Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates. A Fund will enter into interest rate swaps only on a net basis (i.e. the two payment streams will be netted out, with the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap, will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess, will be maintained in a segregated account by the Company's custodian bank.

         Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

         A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating-rate payments.

         A Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and the Investment Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's Custodian.

         In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

         Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Investment Adviser as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

Asset-Backed Securities and Related Risks

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Money Market Fund, Alleghany/Chicago Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund may invest in asset-backed securities. Asset-backed securities are securities backed by installment contracts, credit card and other receivables, or other financial type assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities. Falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security.

     Mortgage-Backed Securities and Mortgage Pass-Through Securities and Related Risks

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Money Market Fund, Alleghany/Chicago Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund may also invest in mortgage-backed securities. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) ("GNMA") is backed by GNMA and the full faith and credit of the U.S. Government. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. Government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank are supported by the issuer's right to borrow from the U.S. Treasury; while others, such as those issued by the Federal National Mortgage Association ("FNMA"), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. These Funds may agree to purchase or sell these securities with payment and delivery taking place at a future date.

         Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

         Mortgage-backed securities have greater market volatility then other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, the Funds may be unable to reinvest such funds in securities which offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "General Risks of Mortgage Securities" herein.)

         For Federal tax purposes other than diversification under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), mortgage-backed securities are not considered to be separate securities but rather "grantor trusts" conveying to the holder an individual interest in each of the mortgages constituting the pool.

         The mortgage securities which are issued or guaranteed by GNMA, Federal Home Loan Mortgage Corporation ("FHLMC"), or FNMA ("certificates") are called pass-through certificates because a pro-rata share of both regular interest and principal payments (less GNMA's, FHLMC's, or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate (i.e., the portfolio).

         Each of these Funds may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's quality standards. The Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards.

     Collateralized   Mortgage  Obligations   ("CMOs"),   Real  Estate  Mortgage
Investment Conduits ("REMICs"), Multi-Class Pass-Throughs, and Related Risks

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Money Market Fund, Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund may also invest in certain debt obligations which are collateralized by mortgage loans or mortgage pass-through securities. These obligations are generally considered to be derivative securities. CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides the funds to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. CMOs, REMICs, and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. Government or by private organizations.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate tranche (to be discussed in the next paragraph) and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly, or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

         One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate CMOs," will be considered as adjustable-rate mortgage securities ("ARMs") by the Funds. Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate thereon. These "caps," similar to the "caps" on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which the Funds may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

         Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. Government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. Government. These Funds will not invest in subordinated privately issued CMOs.

         Resets -- The interest rates paid on the ARMs and CMOs in which these Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities; those derived from a calculated measure such as a cost of funds index; or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates; the three-month Treasury bill rate; the six-month Treasury bill rate; rates on longer-term Treasury securities; the 11th District Federal Home Loan Bank Cost of Funds; the National Median Cost of Funds; the one-month, three-month, six-month or one-year LIBOR; the prime rate of a specific bank; or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

         Caps and Floors -- The underlying mortgages which collateralize the ARMs and CMOs in which these Funds may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

Stripped Mortgage Securities and Related Risks

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Money Market Fund, Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund may purchase participations in trusts that hold U.S. Treasury and agency securities and may also purchase zero coupon U.S. Treasury obligations,
Treasury receipts and other stripped securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government obligations. These participations are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds will only invest in government-backed mortgage securities. The Investment Adviser will consider liquidity needs of a Fund when any investment in zero coupon obligations is made. The stripped mortgage securities in which the Funds may invest will only be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Funds invest.

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories--"Aaa" or "AAA" by Moody's or S&P, respectively.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed; accordingly, certain of these securities may generally be illiquid. The Fund will treat stripped mortgage securities as illiquid securities except for those securities which are issued by U.S. Government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the Investment Adviser, subject to the supervision of the Board of Trustees. The staff of the SEC has indicated that it views such securities as illiquid. Until further clarification of this matter is provided by the staff, a Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of such Fund's net assets.

Other Mortgage-Backed Securities

         All Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Money Market Fund, Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund may invest in other mortgage-backed securities. The Investment Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

General Risks of Mortgage Securities

         The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

         In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareowners will be taxable as ordinary income.

         With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

Foreign Securities

         All Funds except Alleghany/Chicago Trust Bond Fund, Alleghany/Chicago Trust Municipal Bond Fund, Chicago Trust Money Market Fund, Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund may invest in foreign securities. Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include: political, social or economic instability in the country of the issuer; the difficulty of predicting international trade patterns; the possibility of the imposition of exchange controls; expropriation; limits on removal of currency or other assets; nationalization of assets; foreign withholding and income taxation; and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries.

         In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

         For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The above Funds may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

         Certain ADRs and EDRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareowner communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareowner communications and passes through the voting rights.

Municipal Securities

         Alleghany/Chicago Trust Municipal Bond Fund is expected to maintain a dollar-weighted average maturity of between three and ten years under normal market conditions. An assessment of a portfolio's dollar-weighted average maturity requires the consideration a number of factors, including each bond's yield, coupon interest payments, final maturity, call and put features, and prepayment exposure. The Fund's computation of its dollar-weighted average maturity is based upon estimated rather than known factors and there can be no assurance that the anticipated average weighted maturity will be attained. In that regard, a change in interest rates generally will affect a portfolio's dollar-weighted average maturity.

Other Investments

         The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                             INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

         Except as set forth under "INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS" and "OTHER INVESTMENT STRATEGIES" in the Prospectus, each Fund may not:

(1) As to 75% of the total assets of each Fund, purchase the securities of any one issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

(2) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

     (3) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

(4)      Make investments in securities for the purpose of exercising control;

(5) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

(6) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

(7) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

(8) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

(9) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

(10) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

(11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the Prospectus;

     (12) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor company or companies.

                              TRUSTEES AND OFFICERS

         Under Delaware law, the business and affairs of the Company are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Company is set forth below.

                                                    POSITION                       PRINCIPAL OCCUPATIONS
NAME                              AGE             WITH COMPANY                      FOR PAST FIVE YEARS

Stuart D. Bilton*                  53     Chairman, Board of Trustees   Mr. Bilton is Executive  Vice  President of
171 North Clark Street                    (Chief Executive Officer)     Chicago   Title  and  Trust   Company   and
Chicago, IL  60601                                                      President  and Chief  Executive  Officer of
                                                                        The Alleghany/Chicago Trust Company, where
                                                                        he is responsible for the Financial Services
                                                                        Group.  Mr. Bilton has held a variety of
                                                                        positions within Chicago Title and Trust
                                                                        Company including:  Chief Economist;
                                                                        Senior Vice President--Corporate Marketing
                                                                        and Strategic Planning; Vice President--Lincoln
                                                                        National Life; and Manager of Eastern Region
                                                                        Reinsurance Operations.  Mr. Bilton was
                                                                        educated at the London School of Economics
                                                                        and at the University of Wisconsin.  He is a
                                                                        Chartered Financial Analyst, a Director of
                                                                        Alleghany/Montag & Caldwell, Inc., and a
                                                                        Director of Baldwin & Lyons, Inc., an
                                                                        Indianapolis-based insurance company, and of
                                                                        the Boys and Girls Clubs of Chicago.

Leonard F. Amari                   56     Trustee                       Mr. Amari  is a Partner at the law  offices
734 North Wells Street                                                  of Amari &  Locallo,  a  practice  confined
Chicago, IL  60610                                                      exclusively   to  the   real   estate   tax
                                                                        assessment process.

Gregory T. Mutz                    53     Trustee                       Mr. Mutz  is the  Chairman of the Board for
125 South Wacker Drive                                                  both the Amli  Realty and Amli  Residential
Suite 3100                                                              Properties   Inc.   As   Chairman,   he  is
Chicago, IL  60606                                                      responsible   for  the   operation  of  the
                                                                        two real estate companies whose principal
                                                                        businesses are multi-family apartments,
                                                                        land, and business, office and industrial
                                                                        parks.




                                                    POSITION                       PRINCIPAL OCCUPATIONS
NAME                              AGE             WITH COMPANY                      FOR PAST FIVE YEARS

Nathan Shapiro                     62             Trustee               Mr. Shapiro   is   the   President   of  SF
1700 Ridge                                                              Investments,   Inc.,  a  broker/dealer  and
Highland Park, IL  60035                                                investment  banking  firm.  Previously,  he
                                                                        was President of   SLD Corporation, a
                                                                        consulting firm, and Senior Vice President
                                                                        of Pekin, Singer and Shapiro, an investment
                                                                        advisory firm. He is a Director of
                                                                        Baldwin & Lyons, Inc.

Kenneth C. Anderson                34     President                     Mr. Anderson  is a Senior Vice President of
171 North Clark Street                    (Chief Operating Officer)     The  Alleghany/Chicago  Trust  Company  and
Chicago, IL  60601                                                      has  been  an  officer  since  1993.  He is
                                                                        responsible  for the mutual fund operations
                                                                        and marketing.  Mr. Anderson is a Certified
                                                                        Public Accountant.

Gerald F. Dillenburg               32     Vice President,               Mr. Dillenburg  is a Vice  President of The
171 North Clark Street                    Secretary and Treasurer       Alleghany/Chicago  Trust  Company  and  has
Chicago, IL  60601                        (Chief Financial Officer      been the operations  manager and compliance
                                          and Compliance Officer)       officer of the mutual funds since 1996.
                                                                        Previously, he was an audit manager with
                                                                        KPMG Peat Marwick LLP, specializing in
                                                                        investment services, including mutual and
                                                                        trust funds, broker/dealers and investment
                                                                        Advisers. Mr. Dillenburg is a Certified
                                                                        Public Accountant.

Debra Comsudes                   [___]    Vice President                [Provide Bio]
1100 Atlanta Financial Center
3343 Peachtree Road, NE
Atlanta, GA  30326-8151

Thomas J. Adams III, Esq.          56     Vice President                Mr. Adams  joined  Chicago  Title and Trust
171 North Clark Street                                                  Company  in  September   1967  as  Attorney
Chicago, IL  60601                                                      Trainee   and   was   appointed   Assistant
                                                                        Counsel in  July 1972. In January 1973, he
                                                                        was appointed Assistant General Counsel of
                                                                        both Chicago Title and Trust Company and
                                                                        Chicago Title Insurance Company.  In
                                                                        December 1979, Mr. Adams was elected Vice
                                                                        President, Associate General Counsel of
                                                                        Chicago Title and Trust Company and Chicago
                                                                        Title Insurance Company.  In 1985, he was
                                                                        elected General Corporate Counsel and
                                                                        Secretary of Chicago Title Insurance Company
                                                                        as  well as General Corporate Counsel of
                                                                        Chicago Title and Trust Company.  Mr. Adams
                                                                        was also elected Vice President of Security
                                                                        Union Title Insurance Company in April 1988.
                                                                        Mr. Adams received his B.A. from Dartmouth
                                                                        College in 1964, his Juris Doctor from
                                                                        Northwestern Law School in 1967, and an
                                                                        M.B.A. from the University of Chicago
                                                                        Graduate School of Business in 1974.

* These Trustees are considered "interested persons" of the Funds as defined under the 1940 Act.

         The Trustees of the Company who are not "interested persons" of the Funds receive fees and expenses for each meeting of the Board of Trustees they attend. The Trustees receive $3,000 for each Board Meeting attended, and an annual retainer of $3,000. No officer or employee of The Chicago Trust Company ("Chicago Trust") or its affiliates receives any compensation from the Funds for acting as a Trustee of the Company. The officers of the Company receive no compensation directly from the Funds for performing the duties of their offices.

         Set forth below are the total fees which were paid to each of the Trustees who are not "interested persons" during the fiscal period ended October 31, 1998.

    Trustee                                Aggregate Fees Paid by the Company

    Leonard F. Amari                                   $9,375
    Gregory T. Mutz                                    $9,375
    Nathan Shapiro                                     $9,375

         As of February __, 1999, the Trustees and officers of the Company as a group owned less than 1% of the outstanding shares of any class of each Fund.

                         PRINCIPAL HOLDERS OF SECURITIES

         Listed below are the names and addresses of those shareowners who, as of February ___, 1999, owned of record or beneficially of 5% or more of the shares of the Funds. The shares held in the nominee names of Marshall & Ilsley Trust Co. are owned of record by Chicago Trust. Alleghany Corporation ("Alleghany") is the owner of Alleghany Asset Management, Inc. ("AAM"), which is the holding company of Chicago Trust and Montag & Caldwell, Inc. ("Montag and Caldwell") and currently holds a 40% interest in Veredus Asset Management LLC ("Veredus"), the Investment Advisers for the Funds. Shareowners who have the power to vote a large percentage of shares of a particular Fund can control the Fund and determine the outcome of a shareholders' meeting.

                     ALLEGHANY/MONTAG & CALDWELL GROWTH FUND
                                     Class N

Shareowners                                                 Percentage Owned

Charles Schwab & Co., Inc.                                        _____%
Special Custody Account for Customers
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104

Miter & Co.                                                       _____%
c/o Marshall & Ilsley Trust Co.
Attn:  Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

                          MONTAG & CALDWELL GROWTH FUND
                                     Class I

Shareowners                                                 Percentage Owned

The Bank of Mississippi                                           _____%
c/o Trust
P.O. Box 1605
Jackson, MS  39215

Miter & Co.                                                       _____%
c/o Marshall & Ilsley Trust Co.
Attn:  Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

Mac & Co.                                                         _____%
Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA  15230

Wilmington Trust                                                  _____%
FBO Central Newspapers, Inc.
Savings Plus Plan
1100 N. Market Street
Wilmington, DE  19890


                  ALLEGHANY/CHICAGO TRUST GROWTH & INCOME FUND

Shareowners                                               Percentage Owned

Miter & Co.                                                      _____%
c/o Marshall & Ilsley Trust Co.
Attn: Outsourcing
P.O. Box 2977
Milwaukee, WI  53202


                       ALLEGHANY/CHICAGO TRUST TALON FUND

Shareowners                                               Percentage Owned

Miter & Co.                                                      _____%
c/o Marshall & Ilsley Trust Co.
Attn:  Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

                      ALLEGHANY/CHICAGO TRUST BALANCED FUND

Shareowners                                              Percentage Owned

Miter & Co.                                                      _____%
c/o Marshall & Ilsley Trust Co.
Attn:  Outsourcing
P.O. Box 2977
Milwaukee, WI  53202


                    ALLEGHANY/MONTAG & CALDWELL BALANCED FUND

Shareowners                                             Percentage Owned

Miter & Co.                                                      _____%
c/o Marshall & Ilsley Trust Co.
Attn:  Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

American Express Trust Company                                   _____%
FBO American Express Trust Retirement Services
P.O. Box 534
Minneapolis, MN  55422

Huntington Trust Co.                                             _____%
FBO Diocese of Covington
Attn:  Mutual Funds
P.O. Box 1558
Columbus, OH  43260

Wachovia Bank N.A. Cust.                                         _____%
North Carolina Textile Foundation
301 N. Main Street
P.O. Box 3073
Winston-Salem, NC  27150


                        ALLEGHANY/CHICAGO TRUST BOND FUND

Shareowners                                               Percentage Owned

Miter & Co.                                                      _____%
c/o Marshall & Ilsley Trust Co.
Attn:   Outsourcing
P.O. Box 2977
Milwaukee, WI  53202

Mitra & Co.                                                       _____%
FBO Chicago Trust for SCI
P.O. Box 2977
Milwaukee, WI  53202

Shareowners                                                Percentage Owned

Davis & Company                                                  _____%
c/o Marshall & Ilsley Trust Co.
Attn:  Outsourcing
P.O. Box 2977
Milwaukee, WI  53202


                   ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND

Shareowners                                                Percentage Owned

Davis & Company                                                  _____%
c/o Marshall & Ilsley Trust Co.
Attn:  Outsourcing
P.O. Box 2977
Milwaukee, WI  53202



                    ALLEGHANY/CHICAGO TRUST MONEY MARKET FUND

Shareowners                                                Percentage Owned

Davis & Company                                                   _____%
c/o Marshall & Ilsley Trust Co.
Attn: Outsourcing
P.O. Box 2977
Milwaukee, WI  53202


                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreements

         The advisory services provided by the Investment Adviser of each Fund, and the fees received by it for such services, are described in the Prospectus.

         The Investment Advisers for Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Bond Fund, Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund have entered into Expense Limitation Agreements with the Company, effective January 1, 1999, whereby they have agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at 1.30%, 0.80%, 1.40% and 1.40%, respectively.

         The Investment Advisers for Alleghany/Montag & Caldwell Growth Fund, Alleghany/Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Municipal Bond Fund may from time to time voluntarily waive a portion of its advisory fees with respect to the Funds and/or reimburse a portion of the Fund's expenses.

         The investment advisory fees earned and waived by Chicago Trust and Montag & Caldwell, as well as expenses reimbursed, with respect to the applicable Funds for which each acts as Investment Adviser, are set forth below:

Fiscal year ended October 31, 1998:

                                                                                                     Waived Fees
                                                       Gross Advisory Fees    Net Advisory Fees     and Reimbursed
                        Fund                            Earned by Advisers    After Fee Waivers        Expenses

Alleghany/Montag & Caldwell Growth Fund                 $    9,438,160        $   9,438,160         $         0
Alleghany/Chicago Trust Growth & Income Fund            $    2,312,832        $   2,312,832         $         0
Alleghany/Chicago Trust Talon Fund                      $      224,933        $     181,227         $    43,706
Alleghany/Montag & Caldwell Balanced Fund               $      971,351        $     971,351         $         0
Alleghany/Chicago Trust Balanced Fund                   $    1,453,465        $   1,453,465         $         0
Alleghany/Chicago Trust Bond Fund                       $      740,845        $     523,299         $   217,546
Alleghany/Chicago Trust Municipal Bond Fund             $       78,556        $           0         $   138,689
Alleghany/Chicago Trust Money Market Fund               $    1,026,684        $   1,002,192         $   24,492*
              *As  of   February   27,   1998,   the   Investment   Adviser   of
Alleghany/Chicago  Trust Money Market Fund no longer  waived fees or  reimbursed expenses.

Fiscal year ended October 31, 1997:

                                                                                                     Waived Fees
                                                       Gross Advisory Fees    Net Advisory Fees     and Reimbursed
                        Fund                            Earned by Advisers    After Fee Waivers        Expenses

Alleghany/Montag & Caldwell Growth Fund                     $3,800,124           $3,758,696           $  41,428
Alleghany/Chicago Trust Growth & Income Fund                $1,734,260           $1,604,403            $129,857
Alleghany/Chicago Trust Talon Fund                         $   182,742         $     97,146           $  85,596
Alleghany/Montag & Caldwell Balanced Fund                  $   400,868          $   355,895           $  44,973
Alleghany/Chicago Trust Balanced Fund                       $1,228,508           $1,126,305            $102,203
Alleghany/Chicago Trust Bond Fund                          $   550,514          $   328,975            $221,539
Alleghany/Chicago Trust Municipal Bond Fund               $     69,127        $              0        $  85,359
Alleghany/Chicago Trust Money Market Fund                   $1,004,607          $   862,275            $142,332
Alleghany/Chicago Trust Money Market Fund                  $   821,513          $   647,188            $174,325

Fiscal year ended October 31, 1996:

                                                                                                     Waived Fees
                                                       Gross Advisory Fees    Net Advisory Fees     and Reimbursed
                        Fund                            Earned by Advisers    After Fee Waivers        Expenses

Alleghany/Montag & Caldwell Growth Fund                    $   834,718          $   800,071           $  34,647
Alleghany/Chicago Trust Growth & Income Fund                $1,324,207           $1,038,213            $285,994
Alleghany/Chicago Trust Talon Fund                         $   112,153         $     16,856           $  95,297
Alleghany/Montag & Caldwell Balanced Fund                  $   195,796          $   110,391           $  85,405
Alleghany/Chicago Trust Balanced Fund                       $1,075,631          $   815,487            $260,144
Alleghany/Chicago Trust Bond Fund                          $   416,462          $   190,705            $225,757
Alleghany/Chicago Trust Municipal Bond Fund               $     67,672        $              0        $  70,437
Alleghany/Chicago Trust Money Market Fund                  $   821,513          $   647,188            $174,325

         Alleghany/Chicago Trust Small Cap Value Fund and Alleghany/Veredus Aggressive Growth Fund commenced operations after October 31, 1998.

         Under the Investment Advisory Agreements, the Investment Adviser of each Fund is not liable for any error of judgment or mistake of law or for any loss suffered by the Company or a Fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         Each Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Investment Adviser. An Investment Adviser may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Company. Each Investment Advisory Agreement terminates automatically in the event of its assignment.

         Under each Investment Advisory Agreement, the Fund pays the following expenses: (1) the fees and expenses of the Company's disinterested directors;
(2) the salaries and expenses of any of the Company's officers or employees who are not affiliated with the Investment Adviser; (3) interest expenses; (4) taxes and governmental fees; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Company's Custodian, Administrator, Sub-Administrator and Transfer Agent and any related services; (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares; (11) expenses of maintaining the Company's legal existence and of shareowners' meetings; (12) expenses of preparation and distribution to existing shareowners of reports, proxies and prospectuses; and (13) fees and expenses of membership in industry organizations.

         Chicago Title and Trust, 171 North Clark Street, Chicago, Illinois 60601, an Illinois chartered trust company, was previously a wholly-owned subsidiary of Alleghany. On June 18, 1998, Alleghany spun-off Chicago Title and Trust to its shareholders as of that date. Chicago Title and Trust provided investment advisory services to certain Funds of the Company since their respective inception dates through October 30, 1995. As described more fully below, Chicago Trust, an Illinois corporation, assumed those responsibilities on October 30, 1995. Such Funds include: Alleghany/Chicago Trust Growth & Income Fund; Alleghany/Chicago Trust Balanced Fund; Alleghany/Chicago Trust Bond Fund; Alleghany/Chicago Trust Municipal Bond Fund; Alleghany/Chicago Trust Money
Market Fund; and Alleghany/Chicago Trust Talon Fund, with Talon Asset Management, Inc. ("Talon") serving as Sub-Investment Adviser ("Sub-Adviser") for that Fund.

         Chicago Title and Trust formed AAM, a wholly-owned subsidiary, to act as a holding company for certain of its financial services entities. On October 30, 1995, Chicago Title and Trust transferred substantially all of its fiduciary business and investment operations to Chicago Trust, a wholly-owned subsidiary of AAM. As part of such transfer, Chicago Trust assumed all of Chicago Title and Trust's obligations and liabilities under its existing Investment Advisory Agreements. Chicago Title and Trust entered into a Guaranty Agreement with the Company on behalf of each Fund for which it serves as Investment Adviser, pursuant to which it guarantees all the obligations and liabilities of Chicago Trust under such Agreements. The investment management operations with respect to the Company remain unchanged, and those persons or groups responsible for the investment management of the applicable Funds of the Company continue to have such responsibility for Chicago Trust.

         Chicago Trust managed approximately $___ billion in assets at December 31, 1998, consisting primarily of pension and profit sharing accounts, high net worth individuals, families and insurance companies. As part of the spin-off of Chicago Title and Trust described above, Chicago Trust, an Illinois corporation, became a direct wholly-owned subsidiary of AAM. AAM, located at Park Avenue Plaza, New York City, New York 10055, is engaged through its subsidiaries in the business of title insurance, reinsurance, other financial services and industrial minerals.

         As part of the corporate reorganization described above, Montag & Caldwell became an indirect wholly-owned subsidiary of AAM. Prior to October 30, 1995, Montag & Caldwell was a wholly-owned subsidiary of Chicago Title and Trust. AAM also holds a 40% interest in Veredus, with certain options over the next nine years to acquire up to a 70% interest.

Sub-Investment Advisory Agreement

         Pursuant to a Sub-Investment Advisory Agreement between Alleghany/Chicago Trust and Talon, Talon provides an investment program for Alleghany/Chicago Trust Talon Fund, including investment research and the determination from time to time of the securities that will be purchased and sold by the Fund, subject to the supervision of Chicago Trust and the Board of Trustees of the Company. Prior to December 23, 1996, as compensation for its services, Talon received from Chicago Trust an annual fee of 0.40% of the first $8 million, 0.50% of the next $12 million, 0.70% of the next $230 million of the average daily net assets of this Fund, and 0.75% of such average daily net assets in excess of $250 million. Effective December 23, 1996, for months in which the Fund's average daily net assets exceed $18 million, the Investment Adviser will pay the Sub-Adviser a fee equal to 68.75% of the management fee that the Investment Adviser receives from the Fund, net of any expense reimbursement. For the months in which the Fund's average daily net assets are $18 million or less, the Sub-Adviser will receive no fee. During the fiscal years ended October 31, 1996, 1997 and 1998, Talon was paid $15,109, $60,407 and $_______ respectively, for sub-investment advisory services rendered.

         Under the Sub-Investment Advisory Agreement, Talon is not liable for any error of judgment or mistake of law or for any loss suffered by Chicago Trust or the Funds in connection with the performance of the Sub-Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administrator and Sub-Administrator

         As Administrator, Chicago Trust, 171 North Clark Street, Chicago, Illinois 60601, provides certain administrative services to the Company pursuant to an Administration Agreement. First Data Investor Services Group, Inc. ("First Data"), 53 State Street, Boston, Massachusetts 02109, provides certain administrative services for the Funds and Chicago Trust pursuant to a Sub-Administration Agreement.

         Under the Administration Agreement, the Administrator is responsible for: (1) coordinating with the Custodian and Transfer Agent and monitoring the services they provide to the Funds; (2) coordinating with and monitoring any other third parties furnishing services to the Funds; (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable Federal or state law; (5) preparing or supervising the preparation by third parties of all Federal, state and local tax returns and reports of the Funds required by applicable law; (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareowners of the Funds as required by applicable law; (7) preparing and, after approval by the Company, arranging for the filing of such registration statements and other documents with the SEC and other Federal and state regulatory authorities as may be required by applicable law; (8) reviewing and submitting to the Officers of the Company for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodian to issue checks in payment thereof; and (9) taking such other action with respect to the Company or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Agreement.

         As  compensation  for  services   performed  under  the  Administration
Agreement, the Administrator receives a fee payable monthly at the annual rate set forth below multiplied by the average daily net assets of the Company:

         Administration Fees:

               .06% of less than $2 billion of the aggregate average daily net assets of the Funds; and

               .05% of aggregate average daily net assets of the Funds of at least $2 billion but not more than $7 billion; and

               .045% of the Funds' aggregate average daily net assets over $7 billion.

         Custody Liaison Fees:

               $10,000 for average daily net assets of a Fund less than $100 million; and

               $15,000 for average daily net assets of a Fund of at least $100 million but not more than $500 million; and

               $20,000 for average daily net assets of a Fund over $500 million.

         The following are the administrative fees paid to the Administrator for the three most recent fiscal years:

                                                 Administrative          Administrative            Administrative
                                                    Fees FYE                Fees FYE                  Fees FYE
Fund                                            October 31, 1996        October 31, 1997          October 31, 1998
----                                            ----------------        ----------------          ----------------

                                                                        FPS        First Data
Alleghany/Montag & Caldwell Growth Fund             $ 58,127       $  76,898      $  165,326           $ 741,210
Alleghany/Chicago Trust Growth & Income Fund        $104,720       $  52,175      $   69,751           $ 191,695
Alleghany/Chicago Trust Talon Fund                  $  9,096       $   5,005      $    6,670           $  18,106
Alleghany/Chicago Trust Balanced Fund               $ 83,563       $  38,136      $   47,246           $  80,312
Alleghany/Montag & Caldwell Balanced Fund           $ 15,232       $   9,676      $   17,554           $ 131,063
Alleghany/Chicago Trust Bond Fund                   $ 41,966       $  21,291      $   28,043           $  87,388
Alleghany/Chicago Trust Municipal Bond Fund         $  6,481       $   2,679      $    3,007           $  12,164
Alleghany/Chicago Trust  Money Market Fund          $113,018       $  56,421      $   65,373           $ 148,930

         Prior to June 1, 1997, FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, acted as an Underwriter of the Funds' shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and assisted in sales of shares pursuant to the Underwriting Agreement approved by the Company's Trustees. Pursuant to its Underwriter Compensation Agreement with the Company, FPSB was paid an annual underwriter fee of $2,500 for each Class N Shares Fund and $2,000 for each Class I Shares Fund ($22,000 per annum total for eight Class N Shares Funds and one Class I Shares Fund), and certain other registration and transaction fees. For the fiscal years ended October 31, 1995 and 1996, an aggregate of $18,125 and $20,833 was paid on behalf of the then-existing Funds.

     Effective June 1, 1997, First Data Distributors, Inc. replaced FPS Broker Services, Inc. as principal underwriter and distributor of the Funds' shares. First Data Distributors, Inc. is located at 4400 Computer Drive, Westborough, Massachusetts 01581.

Distribution Plan

         The Board of Trustees of the Company has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Class N shares of each Fund (except Alleghany/Chicago Trust Money Market Fund) to pay certain expenses associated with the distribution of its shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets. To the Company's knowledge, no interested person of the Company, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan. The Company anticipates that each Fund will benefit from additional shareholders and assets as a result of implementation of the Plan. Amounts spent on behalf of each Fund pursuant to such Plan during the fiscal year ended October 31, 1998, are set forth below.

                                                                                     Compensation     Compensation
                                                                    Distribution       to Broker        to Sales
Fund                                                 Printing         Services          Dealers         Personnel

Alleghany/Montag & Caldwell Growth Fund             $________         $________        $________        $________
Alleghany/Chicago Trust Growth & Income Fund        $________         $________        $________        $________
Alleghany/Chicago Trust Talon Fund                  $________         $________        $________        $________
Alleghany/Chicago Trust Balanced Fund               $________         $________        $________        $________
Alleghany/Montag & Caldwell Balanced Fund           $________         $________        $________        $________
Alleghany/Chicago Trust Bond Fund                   $________         $________        $________        $________
Alleghany/Chicago Trust Municipal Bond Fund         $________         $________        $________        $________


Fund                                                    Marketing           Service Providers           Total

Alleghany/Montag & Caldwell Growth Fund                 $________               $________             $________
Alleghany/Chicago Trust Growth & Income Fund            $________               $________             $________
Alleghany/Chicago Trust Talon Fund                      $________               $________             $________
Alleghany/Chicago Trust Balanced Fund                   $________               $________             $________
Alleghany/Montag & Caldwell Balanced Fund               $________               $________             $________
Alleghany/Chicago Trust Bond Fund                       $________               $________             $________
Alleghany/Chicago Trust Municipal Bond Fund             $________               $________             $________


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         The Investment Adviser or Sub-Adviser is responsible for decisions to buy and sell securities for the Funds and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. The Investment Adviser, in placing trades for a Fund, will follow the Company's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts, and options.

         The Company will attempt to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Company, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if Chicago Trust, Montag & Caldwell or Talon, as appropriate, determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. Subject to the foregoing considerations, preference may be given in executing portfolio transactions for a Fund to brokers which have sold shares of that Fund.

         The Investment Adviser or Sub-Adviser effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Investment Adviser or Sub-Adviser, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The Investment Adviser and Sub-Adviser will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Investment Adviser and Sub-Adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the clients.

                                                          Brokerage             Brokerage            Brokerage
                                                         Commissions           Commissions          Commissions
                                                             FYE                   FYE                  FYE
Fund                                                   October 31, 1996     October 31, 1997      October 31, 1998
----                                                   ----------------     ----------------      ----------------

Alleghany/Montag & Caldwell Growth Fund                    $   204,066           $   537,610
Alleghany/Chicago Trust Growth & Income Fund               $   122,722           $   130,947
Alleghany/Chicago Trust Talon Fund                         $    40,019           $   55,212*
Alleghany/Chicago Trust Balanced Fund                      $    66,370           $    58,087
Alleghany/Montag & Caldwell Balanced Fund                  $    17,700           $    34,393
Alleghany/Chicago Trust Bond Fund                                  N/A                   N/A
Alleghany/Chicago Trust Municipal Bond Fund                        N/A                   N/A
Alleghany/Chicago Trust Money Market Fund                          N/A                   N/A

* Of this amount, $1,300 paid to Talon Securities, Inc. ("TSI"), an affiliate of Talon, the Fund's Sub-Adviser. The amount paid to TSI represents: (a) 0.20% of the aggregate brokerage commissions received by TSI from all clients during the fiscal year ended October 31, 1997;
         and (b) 2.35% of the total commissions paid by Alleghany/Chicago  Trust
         Talon Fund to all brokers through whom trades were placed during the Fund's fiscal year ended October 31, 1997.

Portfolio Turnover

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds, except for Alleghany/Chicago Trust Talon Fund in which it is not expected to exceed 150%. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains are realized, distributions derived from such gains are treated as ordinary income for Federal income tax purposes.

         The portfolio turnover rates for the Funds for their most recent fiscal periods may be found under "FINANCIAL HIGHLIGHTS" in the Prospectus. Alleghany/Chicago Trust Talon Fund experienced portfolio turnover rates of 112.72% and 79.02% for the fiscal years ended October 31, 1997 and October 31, 1998, respectively. The Fund is periodically repositioned in the market as it seeks capital preservation, value and competitive performance. Portfolio trades are executed in accordance with the Fund's investment objective, in the best judgment of management.

NET ASSET VALUE

The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a stock exchange are valued at the latest sale price. If no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

Bonds are valued through valuations obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

The securities held in the portfolio of Alleghany/Chicago
Trust Money Market Fund, and the debt securities with maturities of sixty days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.

DIVIDENDS

Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareowner's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the exdividend date (the "ex-date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

Dividends paid by the Montag & Caldwell Growth Fund and
Montag & Caldwell Balanced Fund with respect to Class I shares are calculated in the same manner and at the same time. Both Class N and Class I shares of the Fund will share proportionately in the investment income and general expenses of the Fund, except that the per share dividends of Class N shares will differ from the per share dividends of Class I shares as a result of class-specific expenses.


                                      TAXES

         Each Fund intends to qualify or to continue to qualify each year as a regulated investment company under the Code.

         In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities or certain futures and options thereon held for less than three months ("short-short gains"); (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. Government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

         To the extent such Fund qualifies for treatment as a regulated investment company, it will not be subject to Federal income tax on income paid to shareowners in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by a Fund during October, November or December to shareowners of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

     When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

         The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for Federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are "Section 1256 contracts." Any gains or losses on
Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

         Shareowners will be subject to Federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareowners as ordinary income. Distributions of net capital gains (the excess of net capital gains over net short-term capital losses), if any, will be taxable to shareowners as 28% rate gains or 20% rate gains, without regard to how long a shareowner has held shares of a Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareowner with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction for corporations, provided however, that those shares have been held for at least 45 days.

         An investment in Alleghany/Chicago Trust Municipal Bond Fund is not intended to constitute a balanced investment program. Shares of this Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans, and IRAs since such plans and accounts are generally tax-exempt and, therefore, not only would the shareowner receive less income and not gain any benefit from the Fund's dividend being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed.

         In order for Alleghany/Chicago Trust Municipal Bond Fund to pay exempt-interest dividends for any taxable year, at the close of each taxable quarter, at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations. Within 60 days after the close of its taxable year, the Fund will notify its shareowners of the portion of the dividends paid by the Fund which constitutes exempt-interest dividends with respect to such taxable year.

     The Funds will notify shareowners each year of the amount of dividends and distributions, including the amount of any distribution of 28% rate gains and 20% rate gains, and the portion of its dividends which qualify for the 70% deduction.

         Dividends and distributions also may be subject to state and local taxes. Shareowners are urged to consult their tax Advisers regarding specific questions as to Federal, state and local taxes.

         The foregoing discussion relates solely to U.S. Federal income tax law. Non-U.S. investors should consult their tax Advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                             PERFORMANCE INFORMATION

In General

         From time to time, the Company may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareowners. The Company may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Company may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

         From time to time, the yield and total return of a Fund may be quoted in advertisements, shareowner reports or other communications to shareowners.

Total Return Calculations

              Total return is defined as the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced a Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

         The Funds that compute their average annual total returns do so by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:
                                            1
Average Annual Total Return =       (ERV)   n    -1
                                      P

Where:                     ERV      =     ending  redeemable  value at the end
                                          of the period covered by the
                                          computation of a hypothetical $1,000
                                          payment made at the beginning of the
                                          period
                           P        =     hypothetical initial payment of $1,000
                           n        =     period covered by the computation,
                                          expressed in terms of years
                           T        =     average annual total return

         The Funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Annual Total Return =     ERV    -1
                                      P

Where:                     ERV      =     ending redeemable value at the end of
                                          the period covered by the computation
                                          of a hypothetical $1,000 payment made
                                          at the beginning of the period
                           P        =     hypothetical initial payment of $1,000

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareowners must pay on a current basis.

         Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareowners should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

         The average annual total returns for the Funds which quote such performance were as follows for the periods shown:

                                                                One Year Ended            From Inception of Fund
Series                                                             10/31/98                  through 10/31/98

Alleghany/Montag & Caldwell Growth Fund Class N                     17.90%                        28.26%
Alleghany/Montag & Caldwell Growth Fund Class I                     18.24%                        26.77%
Alleghany/Chicago Trust Growth & Income Fund                        25.43%                        21.72%
Alleghany/Chicago Trust Talon Fund                                 (10.54)%                       15.99%
Alleghany/Chicago Trust Balanced Fund                               18.50%                        18.30%
Alleghany/Montag & Caldwell Balanced Fund                           14.46%                        20.68%
Alleghany/Chicago Trust Bond Fund                                    7.66%                        6.79%
Alleghany/Chicago Trust Municipal Bond Fund                          6.17%                        4.50%



Yield and Tax-Equivalent Yield

         Yield refers to net income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. Effective yield is yield assuming that all distributions are reinvested. Effective yield will be slightly higher than the yield because of the compounding effect of the assumed investment. Yield for Alleghany/Chicago Trust Money Market Fund over a seven-day period is called current yield. For Alleghany/Chicago Trust Bond Fund and Chicago Trust Municipal Bond Fund, yield is calculated by dividing the net investment income per share earned during a 30-day period by the maximum offering price per share on the last day of the period, and annualizing the result.

         Alleghany/Chicago Trust Municipal Bond Fund also measures its performance by a tax-equivalent yield. This reflects the taxable yield that an investor at the highest marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from this Fund. Tax-equivalent yield is calculated by dividing the municipal yield by the difference between 100% and an investor's marginal tax rate.


Yield of Alleghany/Chicago Trust Money Market Fund

         The yield of this Fund for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in shares of the Fund at the same rate as net income is earned for the base period.

         The yield and effective yield of Alleghany/Chicago Trust Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes, the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above. For the seven-day period ended October 31, 1998, Alleghany/Chicago Trust Money Market Fund had a yield of 4.89% and an effective yield of ____%.


     Yields of Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Municipal Bond Fund

         The yield of each of these Funds is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

         This calculation can be expressed as follows:

         YIELD = 2 [(a - b + 1) 6 - 1]
                      cd

Where:                     a        =     dividends and interest earned during
                                          the period
                           b        =     expenses accrued for the period (net
                                          of reimbursements)
                           c        =     the average daily number of shares
                                          outstanding during the period that
                                          were entitled to receive dividends
                           d        =     maximum offering price per share on
                                          the last day of the period

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareowner accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

         Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage- or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) each Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or
(b) not to amortize discount or premium on the remaining security.

         For the 30-day period ended October 31, 1998, Alleghany/Chicago Trust Bond Fund had a yield of 5.19%.

         For the 30-day period ended October 31, 1998, Alleghany/Chicago Trust Municipal Bond Fund had a yield of 3.95%.

Tax-Equivalent Yield

         The "tax-equivalent yield" of Alleghany/Chicago Trust Municipal Bond Fund is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate; and (b) adding to that figure to that portion, if any, of the yield that is not exempt from Federal income tax.

         The tax-equivalent yield of this Fund reflects the taxable yield that an investor at the stated marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from Alleghany/Chicago Trust Municipal Bond Fund. Before investing in this Fund, you may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax yield. To do this, divide the yield on the tax-free investment by the decimal determined by subtracting from one the highest Federal tax rate you pay. For example, if the tax-free yield is 5% and your maximum tax bracket is 36%, the computation is:

5% Tax-Free Yield - (1/.36 Tax Rate) = 5%/.64% = 7.81% Tax Equivalent Yield

         In this example, your after-tax return would be higher from the 5% tax-free investment if available taxable yields are below 7.81%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 7.81%.

         For the 30-day period ended October 31, 1998, Alleghany/Chicago Trust Municipal Bond Fund had a tax-equivalent yield of _____%, based on the tax-free yield of [3.40%], shown above, and assuming a shareowner is at the 36% Federal income tax rate.

                                OTHER INFORMATION

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information forms a part. Each such statement is qualified in all respects by such reference.

Description of Shares

         Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, there is only one class of shares issued by the Funds of the Company, except for Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund. These Funds offers two classes of shares: Class N shares and Class I shares. Since these classes have different expenses, i.e., Class I shares do not pay a distribution plan fee, their performance will vary and it is anticipated that the Class N dividends will be lower than the Class I dividends. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that Class I shares of Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund have no rights with respect to that Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareowners have no preemptive or other right to subscribe to any additional shares and no conversion rights. Information about Class I shares is available by calling the Fund at (800) 992-8151.

         Class I shares of Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund may be purchased directly from the Funds at the net asset value next determined after receipt of the order in proper form. The minimum initial investment is $5 million for Montag & Caldwell Growth Fund and $1 million for Montag & Caldwell Balanced Fund; there is no minimum subsequent investment. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser and its affiliates. There is no sales load or charge in connection with the purchase of shares. The Company reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums.

Voting Rights

         Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund. Shares of a Fund participate equally in regard to dividends, distributions, and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareowners have equal non-cumulative voting rights. Class N shares have exclusive voting rights with respect to the distribution plan. On any matter submitted to a vote of shareowners, shares of each Fund will vote separately except when a vote of shareowners in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareowners of all such Funds shall be entitled to vote thereon.

Shareowner Meetings

         The Trustees of the Company do not intend to hold annual meetings of shareowners of the Funds. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareowners of the Funds. In addition, subject to certain conditions, shareowners of the Funds may apply to the Company to communicate with other shareowners to request a shareowners' meeting to vote upon the removal of a Trustee or Trustees.

Certain Provisions of Trust Instrument

         Under Delaware law, the shareowners of the Funds will not be personally liable for the obligations of any Fund; a shareowner is entitled to the same limitation of personal liability extended to shareowners of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Company or a Fund contain a statement that such obligation may only be enforced against the assets of the Company or Fund and provides for indemnification out of Company or Fund property of any shareowner nevertheless held personally liable for Company or Fund obligations.

Expenses

Expenses attributable to the Company, but not to a particular Fund, will be allocated to each Fund on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Company expenses may include but are not limited to: insurance premiums; Trustee fees; expenses of maintaining the Company's legal existence; and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees; brokerage commissions; registration of Fund shares with the SEC and notification fees to the various state securities commissions; fees of the Funds' Custodian, Administrator, Sub-Administrator and Transfer Agent or other
"service providers"; costs of obtaining quotations of portfolio securities; and pricing of Fund shares.

Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareowner approval of such plan or any amendment thereto) will be borne solely by shareowners of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareowner reports, prospectuses, and proxy statements to current shareowners of a specific class; SEC registration fees and state "blue sky" fees incurred by a specific class; litigation or other legal expenses relating to a specific class; expenses incurred as a result of issues relating to a specific class; and different transfer agency fees attributable to a specific class.

Notwithstanding the foregoing, the Investment Adviser or other service provider may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.


Custodian

         Bankers Trust Company ("Bankers Trust"), 16 Wall Street, New York, New York 10005 serves as Custodian of the Company's assets pursuant to a Custodian Agreement. Under such Agreement, Bankers Trust: (i) maintains a separate account or accounts in the name of each Fund; (ii) holds and transfers portfolio securities on account of each Fund; (iii) accepts receipts and makes disbursements of money on behalf of each Fund; (iv) collects and receives all income and other payments and distributions on account of each Fund's securities; and (v) makes periodic reports to the Board of Trustees concerning each Fund's operations.

Transfer Agent

         First Data, 4400 Computer Drive, Westborough, Massachusetts 01581 serves as Transfer Agent for the Company.

Reports to Shareowners

         Shareowners will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent certified public accountants. Inquiries regarding a Fund may be directed to the Investment Adviser or the Administrator at (800) 992-8151.

         KPMG Peat Marwick LLP, 303 E. Wacker Drive, Chicago, Illinois is the Company's independent public accountant and auditor.

APPENDIX A

Debt Ratings

Moody's Investors Service, Inc. describes classifications of corporate bonds as follows:

"Aaa"-- These bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"AA" -- These bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as highgrade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A"-- These bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa"-- These bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba"-- These bonds are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B"-- These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa"-- These bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca"-- These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

"C"-- These bonds are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's may modify a rating of "Aa", "A" or "Baa" by adding numerical modifiers 1, 2, 3 to show relative standing within these categories.

Standard & Poor's Corporation describes classifications of corporate and municipal debt as follows:

"AAA"-- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

"AA"-- These bonds also qualify as high-quality debt obligations. Their capacity to pay interest and repay principal is very strong, and differs from the "AAA" issues only in small degree.

"A"-- These bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

"BBB"-- These bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in the higher rated categories.

"BB","B", "CCC", "CC", or "C" -- These bonds are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.
Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating. Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.
Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating. The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating.

"CI"-- This rating is reserved for income bonds on which no interest is being paid.

"D"-- Debt is in default, and payment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-) -- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                                    APPENDIX B

                              FINANCIAL STATEMENTS

                                       for

                     Alleghany/Montag & Caldwell Growth Fund

                  Alleghany/Chicago Trust Growth & Income Fund

                       Alleghany/Chicago Trust Talon Fund

                      Alleghany/Chicago Trust Balanced Fund

                    Alleghany/Montag & Caldwell Balanced Fund

                        Alleghany/Chicago Trust Bond Fund

                   Alleghany/Chicago Trust Municipal Bond Fund

                    Alleghany/Chicago Trust Money Market Fund

                                Fiscal Year Ended
                                October 31, 1998

                          ANNUAL REPORT TO SHAREOWNERS


                           [TO BE FILED BY AMENDMENT]




<R/>

                            PART C: OTHER INFORMATION

Item 23.      Exhibits.

(a) Trust Instrument dated September 10, 1993 is incorporated by reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

(b) By-Laws are incorporated by reference to Exhibit No. (2) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

(c)    Not Applicable.

(d) Investment Advisory Agreements for CT&T Growth & Income Fund, CT&T Intermediate Fixed Income Fund, CT&T Intermediate Municipal Bond Fund, and CT&T Money Market Fund with Chicago Title and Trust Company, each dated November 30, 1993 are incorporated by reference to Exhibit No.
       (5)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

       Investment Advisory Agreements for CT&T Talon Fund with Chicago Title and Trust Company, and Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund with Montag & Caldwell, Inc., each dated August 27, 1994 are incorporated by reference to Exhibit No. (5)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

       Investment Advisory Agreement for CT&T Balanced Fund (formerly known as "CT&T Asset Allocation Fund") with Chicago Title and Trust Company, dated March 15, 1995 is incorporated by reference to Exhibit No. (5)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

       Amendments to Investment Advisory Agreements for each Series, each dated December 21, 1995, reflecting name changes of Series and Advisor are incorporated by reference to Exhibit No. (5)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     Amendents to Investment Advisory Agreements for Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund, each dated December 21, 1995 are incorporated by reference to Exhibit No. (5)(a) to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

         Form of Investment Advisory Agreement for Alleghany/Chicago Trust SmallCap Value Fund with Chicago Title and Trust Company dated _________________, 1998 is incorporated by reference to Exhibit No. 5(a) to Registration Statement No. 33-68666 filed via EDGAR on November 10, 1998.

         Form of Investment Advisory Agreement for Alleghany/Veredus Aggressive Growth Fund with Veredus Asset Management LLC, dated __________________, 1998 is incorporated by reference to Exhibit No. 5(a) to Registration Statement No. 33-68666 filed via EDGAR on November 10, 1998.

     Form of Investment Advisory Agreement for Alleghany/Blairlogie Emerging Markets Fund with Blairlogie Capital Management, dated _________________, 1998 is incorporated by reference to Exhibit No. 5(a) to Registration Statement No. 33-68666 filed via EDGAR on November 25, 1998.

     Form of Investment Advisory Agreement for Alleghany/Blairlogie International Developed Fund with Blairlogie Capital Management, dated _________________, 1998 is incorporated by reference to Exhibit No. 5(a) to Registration Statement No. 33-68666 filed via EDGAR on November 25, 1998.

     Amended and Restated Sub-Investment Advisory Agreement for CT&T Talon Fund with Talon Asset Management, Inc., dated December 21, 1995 is incorporated by reference to Exhibit No. 5(b) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1997.

     Investment Advisory Assignment dated October 30, 1995, between and among Chicago Title and Trust Company, The Chicago Trust Company, and CT&T Funds is incorporated by reference to Exhibit No. (5)(d) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     (e) Underwriting Agreement for all Funds with FPS Broker Services, Inc., dated November 30, 1993 is incorporated by reference to Exhibit No. (6)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     Amendment dated December 21, 1995 to Underwriting Agreement, reflecting name changes to certain Series is incorporated by reference to Exhibit No.
(6)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated June 13, 1996 to Underwriting Agreement, reflecting creation of multiple class is incorporated by reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

     Underwriter Compensation Agreement for all Funds with FPS Broker Services, Inc., dated November 30, 1993 is incorporated by reference to Exhibit No. (6)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated December 21, 1995 to Underwriter Compensation Agreement, reflecting name changes to certain Series is incorporated by reference to Exhibit No. (6)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Distribution Agreement dated June 1, 1997 between CT&T Funds and First Data Distributors, Inc. is incorporated by reference to Exhibit No. 6(c) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

     Form of Amendment to Distribution Agreement between Alleghany Funds and First Data Distributors, Inc, dated ________________________, 1998 is incorporated by reference to Exhibit No. 6(c) to Registration Statement No. 33-68666 filed via EDGAR on November 10, 1998.

(f)      Not Applicable.

     (g) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997 is incorporated by reference to Exhibit No. 8(a) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

     Form of Amendment to Custodian Agreement between Alleghany Funds and Bankers Trust Company, dated ___________________________, 1998 is incorporated by reference to Exhibit No. 8(a) to Registration Statement No. 33-68666 filed via EDGAR on November 10, 1998.


         Custody Administration and Agency Agreement for all CT&T Funds with FPS Services, Inc., with respect to UMB Bank, N.A., dated December 8, 1994 is incorporated by reference to Exhibit (8)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     Amendment dated December 21, 1995 to Custody Administration and Agency Agreement, reflecting name changes to certain Series is incorporated by reference to Exhibit No. (8)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated June 13, 1996 to Custody Administration and Agency Agreement, reflecting creation of multiple class is incorporated by reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

     (h) Transfer Agency and Services Agreement between CT&T Funds and First Data Investor Services Group, Inc., dated June 1, 1997 is incorporated by reference to Exhibit No. 9(a) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.


     Form of Amendment to Transfer Agency and Services Agreement between Alleghany Funds and First Data Investor Services Group, Inc., dated _________________________, 1998 is incorporated by reference to Exhibit No. 9(a) to Registration Statement No. 33-68666 filed via EDGAR on November 10, 1998.


     Administration Agreement between the Company and Chicago Title and Trust Company, dated June 15, 1995is incorporated by reference to Exhibit No. (9)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     Amendment dated December 21, 1995 to Administration Agreement, reflecting name changes of certain Series and the Administrator is incorporated by reference to Exhibit No. (9)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated June 13, 1996 to Administration Agreement, reflecting creation of multiple class is incorporated by reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.



     Amendment to Administration Agreement between Alleghany Funds and Chicago Title and Trust Company, dated September 17, 1998 is filed herewith.
    .

     Sub-Administration Agreement between First Data Investor Services Group, Inc. and The Chicago Trust Company, dated June 1, 1997 is incorporated by reference to Exhibit No. 9(c) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

     Form of Amendment to Sub-Administration Agreement with Alleghany Funds and First Data Investor Services Group, Inc., dated ____________________, 1998 is incorporated by reference to Exhibit No. 9(c) to Registration Statement No. 33-68666 filed via EDGAR on November 10, 1998.

     Accounting Services Agreement between CT&T Funds and FPS Services, Inc., dated November 30, 1993 is incorporated by reference to Exhibit No. (9)(c) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated December 21, 1995 to Accounting Services Agreement, reflecting name changes to certain Series is incorporated by reference to Exhibit No. (9)(c) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated June 13, 1996 to Accounting Services Agreement, reflecting creation of multiple class is incorporated by Reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

         Amended and Restated Guaranty Agreement dated December 23, 1996, between Chicago Title and Trust Company and CT&T Funds is incorporated by reference to Exhibit No. 5(c) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.


     Master Services Agreement dated October 30, 1995, between Chicago Title and Trust Company and certain of its subsidiaries is incorporated by reference to Exhibit No. (5)(e) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

(i)      Opinion of Counsel will be filed by amendment.

(j)      Consent of Independent Auditors will be filed by amendment.

(k)      Not Applicable.

(l)      Not Applicable.

(m) Distribution and Service Plan for all Funds except Chicago Trust Money Market Fund, with FPS Broker Services, Inc. is incorporated by reference to Exhibit No. (15)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     Amendment to Distribution and Service Plan dated December 21, 1995, reflecting name changes to certain Series is incorporated by reference to Exhibit No. (15)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     Servicing Agreement for Distribution Assistance and Shareholder Administrative Support Services for all Funds except Money Market Fund, with FPS Broker Services, Inc. is incorporated by reference to Exhibit No. (15)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment to Servicing Agreement for Distribution Assistance and Shareholder Administrative Support Services dated December 21, 1995, reflecting name changes to certain Series is incorporated by reference to Exhibit No. (15)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     Form of Amendment to Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 between Alleghany Funds and First Data Distributors, Inc. dated ____________, 1998 is incorporated by reference to Exhibit No. 15(c) to Registration Statement No. 33-68666 filed via EDGAR on November 10, 1998.

(n)      Financial Data Schedules for each Fund are filed herewith.

     (o) Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit No. 18 to Registration Statement No. 33-68666 filed via EDGAR on November 10, 1998.


Item 24.      Persons Controlled by or Under Common Control with Registrant.

              None.

Item 25.      Indemnification.

                  Section 10.2 of the Registrant's Trust Instrument provides as follows:

              10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

                      The Trust shall indemnify of fires, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

         Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

              10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

         In addition, Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

Item 26.      Business and Other Connections of Advisers and Sub-Advisor.

         The Chicago Trust Company conducts a general financial services business in four areas. The institutional investment management group manages equity and fixed income institutional assets in excess of $6.0 billion, primarily in employee benefit plans, foundation accounts and insurance company accounts. The employee benefits services group offers profit sharing plans, matching savings plans, money purchase pensions and consulting services, and has become one of the leading providers of 401 (k) salary deferral plans to mid-sized companies. The personal trust and investment services group provides investment management and trust and estate planning primarily for accounts in the $500,000 to $10 million range. The real estate trust services group provides the means whereby real estate can be conveyed to a trustee while reserving to the beneficiaries the full management and control of the property. This group also facilitates tax-deferred exchanges of income-producing real property.

         Montag & Caldwell's  sole  business is managing  assets  primarily  for
         employee  benefit,  endowment,   charitable,  and  other  institutional
         clients, as well as high net worth individuals.

     At Talon Asset Management, Mr. Terry Diamond is Chairman and a Director, Mr. Alan R. Wilson is President and a Director, and Barbara Rumminger, Secretary, are, respectively, Chairman and a Director, President and a Director, and Secretary of Talon Securities, Inc., One North Franklin Street, Chicago, Illinois, a registered broker dealer. Mr. Diamond is also a director of Amli Realty Company, 125 South Wacker Drive, Chicago Illinois, a private real estate investment company.

         Alleghany Asset Management holds a 40% minority interest in Veredus Asset Management, with certain options over the next nine years to acquire up to a 70% interest.

         Blairlogie Capital Management is an indirect, wholly-owned subsidiary of the Alleghany Corporation.

         The directors and officers of the Trust's Investment Advisors and Sub-Investment Advisor are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


THE CHICAGO TRUST COMPANY

---------------------------- --------------------------- -----------------------------------------------------------
NAME                         TITLE/POSITION              OTHER BUSINESS
---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
Richard P. Toft              Director                    Director and  Chairman, Chicago Title and Trust
                                                         Company; Director, Chairman and Chief Executive
                                                         Officer, Alleghany Asset Management, Inc.;
                                                         Director of Chicago Title Insurance Co.,
                                                         Director, The Chicago Trust Company.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
Allan P. Kirby, Jr.          Director                    President, Liberty Square, Inc.; Director, Alleghany
                                                         Corporation; Director, Chicago Title and Trust Company;
                                                         Director, Chicago Title Insurance Company; Director,
                                                         Kirby Investments, Inc.; Director, The Chicago Trust
                                                         Company.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
John J. Burns, Jr.           Director                    President and Chief Operating Officer, Alleghany
                                                         Corporation; Director of Burlington Santa Fe Corporation;
                                                         Director of Chicago Trust Company.

---------------------------- --------------------------- -----------------------------------------------------------






---------------------------- --------------------------- -----------------------------------------------------------
M. Leanne Lachman            Director                    Managing Director, Schroder Real Estate Associates;
                                                         Director, Chicago Title and Trust Company; Director,
                                                         Chicago Title Insurance Company; Director, The Chicago
                                                         Trust Company.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
Dana G. Leavitt              Director                    President, Leavitt Management Company; Director, Chicago
                                                         Title and Trust Company; Director, Chicago Title
                                                         Insurance Company; Director, The Chicago Trust Company.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
Lawrence F. Levy             Director                    Chairman, The Levy Organization; Director, Chicago Title
                                                         and Trust Company; Director, Chicago Title Insurance
                                                         Company; Director, The Chicago Trust Company.

---------------------------- --------------------------- -----------------------------------------------------------

---------------------------- --------------------------- -----------------------------------------------------------
NAME                         TITLE/POSITION              OTHER BUSINESS
---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
Robert Riley                 Director                    President and Chief Executive Officer of Leggat McCall
                                                         Properties; Director, Chicago Title and Trust Company;
                                                         Director, Chicago Title Insurance Company.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
Steven                                                   Newman Director Chairman, President and Chief Executive
                                                         Officer, URC Holdings Corporation; Director, Chicago
                                                         Title and Trust Company; Director, Chicago Title Insurance
                                                         Company.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
Margaret P. MacKimm          Director                    Director, Woolworth Corporation; Director, E.I. DuPont
                                                         deNemours & Company; Director, Chicago Title and Trust
                                                         Company; Director, Chicago Title Insurance Company.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
Walter D. Scott              Director                    Professor of Management, J.L. Kellogg Graduate School of
                                                         Management, Northwestern University; Director, Chicago
                                                         Title and Trust Company; Director, Chicago Title
                                                         Insurance Company.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
Earl L. Neal                 Director                    Principal Attorney, Earl L. Neal and Associates;
                                                         Director, Chicago Title and Trust Company; Director,
                                                         Chicago Title Insurance Company.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
Peter H. Dailey              Director                    Director of Chicago Trust Company; Director of  Jacobs
                                                         Engineering Group, Pinkerton, Inc., Sizzler, Inc.,
                                                         Krauses's Sofa Factory, Worthland Worldwide, Chairman and
                                                         Director of FedCo.

---------------------------- --------------------------- -----------------------------------------------------------
---------------------------- --------------------------- -----------------------------------------------------------
John J. Rau                  Director                    President and Chief Executive Officer, Chicago Title and
                                                         Trust Company; Director, President and Chief Executive
                                                         Officer of Chicago Title Insurance Company and Ticor
                                                         Title Insurance Company; Director, Chairman and
                                                         President, Security Union Title Insurance Company;
                                                         Director, Ticor Title Guaranty Company.

---------------------------- --------------------------- -----------------------------------------------------------

INSTITUTIONAL INVESTMENT GROUP:

---------------------------- -------------------------------
Charles F. Henderson         Executive Vice President
                             and Chief Investment Officer
---------------------------- -------------------------------
---------------------------- -------------------------------
Carla V. Straeten            Senior Vice President
---------------------------- -------------------------------
---------------------------- -------------------------------
Frederick W. Engimann        Senior Vice President
---------------------------- -------------------------------
---------------------------- -------------------------------
David J. Cox                 Vice President
---------------------------- -------------------------------
---------------------------- -------------------------------
Lynn Pfieffer                Vice President
---------------------------- -------------------------------
---------------------------- -------------------------------
Thomas J. Marthaler          Vice President
---------------------------- -------------------------------
---------------------------- -------------------------------
Lois A. Pasquale             Vice President
---------------------------- -------------------------------
---------------------------- -------------------------------
Nancy M. Scinto              Vice President
---------------------------- -------------------------------
---------------------------- -------------------------------
Jerold L. Stodden            Vice President
---------------------------- -------------------------------


---------------------------- -------------------------------- ------------------------------------------------------
MUTUAL FUNDS:

---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Kenneth C. Anderson          Senior Vice President            President, Alleghany Funds
---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Gerald Dillenburg            Vice President                   Vice President and Chief Financial Officer,
                                                              Alleghany Funds
---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Stephen Ferrone              Senior Vice President
---------------------------- -------------------------------- ------------------------------------------------------

------------------------------------------------------------- ------------------------------------------------------
OPERATIONS AND FINANCIAL PLANNING:

------------------------------------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Skip Neuman                  Senior Vice President and
                             Chief Financial Officer
---------------------------- -------------------------------- ------------------------------------------------------


-------------------------------------------------------------
PERSONAL TRUST & INVESTMENT SERVICES:

-------------------------------------------------------------
---------------------------- --------------------------------
George Vanden Vennett        Senior Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Hubert A. Adams              Senior Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Alan B. Shidler              Senior Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Roger Meier                  Senior Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Susan Elwart                 Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Judith French                Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Joan Perkins                 Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Bernard Myszkowski           Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Louis R. Marchi              Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
David Nyberg                 Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Joan Giardina                Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Charles Rammalt              Vice President
---------------------------- --------------------------------
---------------------------- --------------------------------
Michael Pollard              Vice President and
                             Senior Portfolio Manager
---------------------------- --------------------------------
---------------------------- --------------------------------
Denise Seminetta             Vice President
                             and Senior Portfolio Manager
---------------------------- -------------------------------- -------------

------------------------------------------ ---------------------------------
REAL ESTATE SERVICES:

------------------------------------------ ---------------------
------------------------------------------ ----------------------
B. Wyckliffe Pattishall, Jr.               Executive Vice President
------------------------------------------ ----------------------------
------------------------------------------ ----------------------------
CHICAGO DEFERRED EXCHANGE CORP:
------------------------------------------ ----------------------------
------------------------------------------ ----------------------------
Naomi Weitzel                              Vice President
------------------------------------------ ----------------------------
------------------------------------------ ----------------------------
Mary Cunningham-Watson                     Vice President
------------------------------------------ ---------------------------
------------------------------------------ ----------------------------
SECURITY TRUST:
------------------------------------------ -----------------------------
------------------------------------------ -----------------------------
J. Paul Spring                             President and Chief Executive Officer
------------------------------------------ ------------------------------
------------------------------------------ ------------------------------
William Exeter                             Vice President and Chief Financial
                                           Officer
------------------------------------------ ------------------------------

--------------------------------------------------------------------------
RETIREMENT TRUST RESOURCES:

--------------------------------------------------------------------------
------------------------------------------- ------------------------------
Terry L. Zirkle                             Senior Vice President
------------------------------------------- ------------------------------
------------------------------------------- ------------------------------
Mark D. Berman                              Vice President
------------------------------------------- ------------------------------
------------------------------------------- ------------------------------
Daniel R. Joyce                             Vice President
------------------------------------------- ------------------------------
------------------------------------------- ------------------------------
Michael Lambert                             Vice President
------------------------------------------- ------------------------------
------------------------------------------- ------------------------------
Karen Fisher Prange                         Vice President
------------------------------------------- -------------------------------
------------------------------------------ --------------------------------
Ronald S. Quesenberry                      Vice President
------------------------------------------ --------------------------------
------------------------------------------ --------------------------------
Jeanne D. Reder                            Vice President
------------------------------------------ ---------------------------------
------------------------------------------ ---------------------------------
Robert F. Stuark                           Vice President
------------------------------------------ ---------------------------------


MONTAG & CALDWELL, INC.

------------------------------------------ ------------------------------------------ ------------------------------
Solon P. Patterson                         Chairman of the Board
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Stuart D. Bilton                           Director                                   Director, Alleghany Funds
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
David B. Cumming                           Director
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Ronald E. Canakaris                        President, Chief Executive Officer and
                                           Chief Investment Officer
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
David F. Seng                              Executive Vice President, Chief
                                           Operating Officer and Treasurer
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Elizabeth C. Chester                       Senior Vice President and Secretary
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Homer W. Whitman, Jr.                      Senior Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
William A. Vogel                           Senior Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Sandra M. Barker                           Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Janet B. Bunch                             Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Debra Bunde Comsudes                       Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Jane R. Davenport                          Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
James L. Deming                            Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Brion D. Friedman                          Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Richard W. Haining                         Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Charles Jefferson Hagood                   Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Lana M. Jordan                             Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Rebecca M. Keister                         Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Charles E. Markwalter                      Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Grover C. Maxwell, III                     Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Michael A. Nadal                           Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
M. Scott Thompson                          Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
John Whitney                               Vice President
------------------------------------------ ------------------------------------------ ------------------------------

TALON ASSET MANAGEMENT, INC.

------------------------------------------ ------------------------------------------ ------------------------------
Terry D. Diamond                           Chairman and Director                      Director of Amli Realty
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Alan R. Wilson                             President and Director
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Barbara L. Rumminger                       Secretary
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Bernard H. Kailin                          Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Sophia A. Erskine                          Corporate Secretary
------------------------------------------ ------------------------------------------ ------------------------------





VEREDUS ASSET MANAGEMENT LLC.
----------------------------------------- ------------------------------------------- -------------------------------
Stuart D. Bilton                           Director                                    Director,  Montag & Caldwell,
                                                                                       Inc.;   Director,   Alleghany
                                      Funds
----------------------------------------- ------------------------------------------- -------------------------------
----------------------------------------- ------------------------------------------- -------------------------------
James R. Jenkins                           Director,   Vice   President   and  Chief   Trust Officer,  Shelby County
                                           Operating Officer                           Trust Bank
----------------------------------------- ------------------------------------------- -------------------------------
----------------------------------------- ------------------------------------------- -------------------------------
Jefferson W. Kirby                         Director                                    Vice   President,   Alleghany
                                                                                       Corporation;         Trustee,
                                                                                       Lafayette   College  and  The
                                                                                       Peck    School;     Director,
                                                                                       Commerce   Security  Bancorp,
                                                                                       Inc.
----------------------------------------- ------------------------------------------- -------------------------------
----------------------------------------- ------------------------------------------- -------------------------------
Charles P. McCurdy, Jr.                    Director;  Executive  Vice  President and   Director  of  Research,   SMC
                                           Director of Research                        Capital, Inc.
----------------------------------------- ------------------------------------------- -------------------------------
----------------------------------------- ------------------------------------------- -------------------------------
Charles F. Mercer, Jr.                     Vice President of Research
----------------------------------------- ------------------------------------------- -------------------------------
----------------------------------------- ------------------------------------------- -------------------------------
John S. Poole                              Vice President of Business Development      Vice President,  SMC Capital,
                                      Inc.
----------------------------------------- ------------------------------------------- -------------------------------
----------------------------------------- ------------------------------------------- -------------------------------
Bruce A. Weber                             Director,  President and Chief Investment   President,    SMC    Capital,
                                           Officer                                     Inc.;  Vice  President,   SMC
                                                                                       Advisers, Inc.
----------------------------------------- ------------------------------------------- -------------------------------

BLAIRLOGIE CAPITAL MANAGEMENT

------------------------------------------ ------------------------------------------ -------------------------------
Gavin Dobson                               Chief Executive Officer
------------------------------------------ ------------------------------------------ -------------------------------
------------------------------------------ ------------------------------------------ -------------------------------
James Smith                                Chief Investment Officer
------------------------------------------ ------------------------------------------ -------------------------------





Item 27.      Principal Underwriters.

                  (a) First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of First Data Investor Services Group, Inc. and an indirect wholly-owned subsidiary of First Data Corporation, acts as Distributor for Alleghany Funds pursuant to a distribution agreement dated June 1, 1997. The Distributor also acts as underwriter for ABN AMRO Funds, BT Insurance Funds Trust, First Choice Funds Trust, Forward Funds, Inc., The Galaxy Fund, Galaxy VIP Fund, Galaxy Fund II, IBJ Funds Trust, ICM Series Trust, Light Index Fund, Inc., LKCM Funds, The Potomac Funds, Panorama Trust, Undiscovered Managers Funds, and Wilshire Target Funds, Inc. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

                  (b) The information required by this Item 29(b) with respect to each director, officer, or partner of First Data Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (file no. 8-45467).

                  (c)      Not Applicable.

Item 28.      Location of Accounts and Records.

              All  records  described  in Section  31(a) of the 1940 Act and the
              Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Fund's Investment Advisors as listed below, except for those maintained by the Fund's Custodian, UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64106, and the Fund's Sub-Administrator, Transfer, Redemption, Dividend Disbursing and Accounting Agent, First Data Investor Services Group, Inc., 53 State Street, Boston, MA 02109.

                     The Chicago Trust Company                                      Talon Asset Management, Inc.
                                                   Montag & Caldwell, Inc.
                     171 North Clark Street        3343 Peachtree Road, N.E.        One North Franklin
                     Chicago, IL  60601            Atlanta, GA  30326               Chicago, IL  60606

                Veredus Asset Management LLC                                      Blairlogie Capital Management
                6900 Bowling Blvd., Suite 250                                     4th Floor, 125 Princes Street
                Louisville, KY  40207                                             Edinburgh EH2 4AD, Scotland

Item 29.      Management Services.

              Not Applicable.

Item 30.      Undertakings.

              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois on the 30th day of December, 1998.

                                                 ALLEGHANY FUNDS


                                                 By: /s/ KENNETH C. ANDERSON
                                                Kenneth C. Anderson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Alleghany Funds has been signed below by the following person in his or her capacity and on the 30th day of December, 1998.

Signature                                                     Capacity

/s/ STUART D. BILTON                                          Chairman, Board of Trustees        12/30/98
Stuart D. Bilton


/s/ NATHAN SHAPIRO                                            Trustee                            12/30/98
Nathan Shapiro


/s/ GREGORY T. MUTZ                                           Trustee                            12/30/98
Gregory T. Mutz


/s/ LEONARD F. AMARI                                          Trustee                            12/30/98
Leonard F. Amari


/s/ KENNETH C. ANDERSON                                       President                          12/30/98
Kenneth C. Anderson                                           (Principal Executive Officer)


/s/ GERALD F. DILLENBURG                                      Secretary, Treasurer and           12/30/98
Gerald F. Dillenburg                                          Vice President (Principal
                                                              Accounting and Financial
                                                              Officer)









                                  EXHIBIT INDEX


  EXHIBIT NO.                  DESCRIPTION


    (h) Amendment to Administration Agreement between Alleghany Funds and Chicago Title and Trust Company, dated September 17, 1998

    (o)            Financial Data Schedules for each Fund